UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23746

DoubleLine ETF Trust

(Exact name of registrant as specified in charter)

2002 N. Tampa Street, Suite 200
Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell, President
2002 N. Tampa Street, Suite 200
Tampa, FL 33602
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (813) 791-7333

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a)           The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
Annual Report
September 30, 2023
DoubleLine Opportunistic Bond ETF
NYSE: DBND
DoubleLine Shiller CAPE® U.S. Equities ETF
NYSE: CAPE
DoubleLine Commercial Real Estate ETF
NYSE: DCMB
DoubleLine Mortgage ETF
NYSE: DMBS
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

Annual Report
|
September 30, 2023

Table of Contents
Page
President’s Letter 4
Management’s Discussion of Fund Performance 6
Standardized Performance Summary 11
Growth of Investment 12
Schedules of Investments 16
Statements of Assets and Liabilities 39
Statements of Operations 40
Statements of Changes in Net Assets 41
Financial Highlights 43
Notes to Financial Statements 47
Report of Independent Registered Public Accounting Firm 63
Shareholder Expenses 65
Evaluation of Advisory Agreement by the Board of Trustees 66
Statement Regarding the Funds’ Liquidity Risk Management Program 68
Federal Tax Information 69
Trustees and Officers 70
Information About Proxy Voting 73
Information About Portfolio Holdings 73
Householding—Important Notice Regarding Delivery of Shareholder Documents 74
Privacy Policy 75

President’s Letter

DoubleLine ETF Trust
(Unaudited)
September 30, 2023
Dear DoubleLine Funds Shareholder,
On behalf of the DoubleLine Funds, I am pleased to deliver the Annual Report for the period ended September 30, 2023. On the following pages, you will find specific information regarding each Fund’s operation and holdings. In addition, we discuss each Fund’s investment performance and the main drivers of that performance during the reporting period.
Across the review period, financial markets, including many of the sectors in which the DoubleLine Funds invest, faced divergent risks and fluctuating risk sentiment. The Federal Reserve tightened monetary policy consistently over the period, which was marked by inflation receding from multidecade highs. In March, Silicon Valley Bank and Signature Bank, two regional lenders, were taken under receivership by the Federal Deposit Insurance Corp. In an effort to head off potential contagion throughout the banking sector, federal regulators unveiled emergency liquidity measures, including the creation of a Bank Term Funding Program, which offered loans of up to one year to banks that pledged qualifying collateral such as U.S. Treasuries and Agency mortgage-backed securities (MBS), among other assets. Concerns over the financial stability of the banking sector, which were ultimately short-lived, sent shockwaves of volatility through the Treasury curve. For the period, stocks broadly rallied while bond returns were muted as the benchmark S&P 500 Index and Bloomberg US Aggregate Bond Index returned 21.62% and 0.64%, respectively.
Despite elevated, albeit declining, inflation and tightening monetary conditions, economic fundamentals were largely resilient during the reporting period. U.S. gross domestic product (GDP) was positive on a year-over-year (YoY) and quarter-over-quarter
(QoQ) basis each quarter from September 30, 2022, through June 30, 2023, with the strongest YoY print at a 2.4% seasonally adjusted annualized rate as of June 30, 2023.
Domestic growth was buoyed by a robust labor market, as the U-3 unemployment rate finished the period at 3.8%, near the measure’s lowest reading in over 50 years. The labor market still appeared tight by historical standards, as the Job Openings and
Labor Turnover Survey data for August showed the ratio of vacancies per unemployed job seeker to be 1.5. A strong labor market, and relatedly strong consumer buying power, has contributed to higher growth estimates, with third quarter real GDP forecast to grow at a seasonally adjusted annualized rate of 2.0% QoQ. However, other indicators such as the ISM Manufacturing PMI and
Leading Economic Index have been weakening for some time, with the latter at a level historically associated with recession.
The Fed increased the target federal funds rate in the 12-month period by 225 basis points (bps) to an upper-bound rate of 5.50%.
Two-year Treasury yields rose 76 bps, five-year yields rose 52 bps, 10-year yields rose 74 bps, and 30-year yields rose 92 bps in the period. Traditional fixed-income sectors, including Treasuries, Agency MBS and investment grade corporate bonds, were all impacted by rising interest rates across the Treasury curve. Disparate returns across the fixed income universe were largely attributable to duration risk, as Treasuries and Agency MBS experienced negative returns while corporate bonds posted positive returns driven by spread tightening amid strong corporate earnings. Bifurcated returns in fixed income were not confined to the
U.S., as sovereign bonds from developed markets posted muted returns while emerging markets sovereign bonds were among the best-performing sectors in the global fixed-income landscape.
Global central banks largely tightened policy rates in the period, as decades-high inflation proved to be a global phenomenon. The
European Central Bank hiked its deposit facility rate 325 bps. European equities returned 19.93%, as tracked by the MSCI Europe
Index, despite fallout from the Russia-Ukraine war.
In China, the country’s reopening from COVID-19 stoked optimism for economic growth, which was ultimately undercut by property sector concerns and lackluster policy support from the central bank. In the 12-month period, the People’s Bank of China

(Unaudited)
September 30, 2023
|
September 30, 2023

cut the borrowing cost of its medium-term policy loans by only 25 bps to 2.50% from 2.75%, leaving something to be desired for investors seeking more meaningful stimulus to address the economy’s fragility. Investors will be keeping a close eye on Chinese economic growth moving forward, as the world’s second largest economy might need a governmental fiscal boost to reach the country’s stated 2023 GDP growth target of 5%.
The DoubleLine investment team strives to deliver attractive risk-adjusted returns to our investors through full economic cycles and variable interest-rate environments using a time-tested process. Therefore, while the challenging conditions of the last year have muted returns, we are confident in our ability to take advantage of future opportunities by drawing upon the extensive experience of our team.
If you have any questions regarding the DoubleLine Funds, please don’t hesitate to call us at 1 (855) 937-0772 or visit our website
www.doubleline.com, where our investment management team offers deeper insights and analysis on relevant capital market activity impacting investors today. Thank you for your continued support and entrusting DoubleLine with your investments. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs.
Sincerely,
Ronald R. Redell , CFA
President
DoubleLine ETF Trust
November 1, 2023

Management’s Discussion of Fund Performance

DoubleLine ETF Trust
(Unaudited)
September 30, 2023
DoubleLine Opportunistic Bond ETF
For the 12-month period ended September 30, 2023, the DoubleLine Opportunistic Bond ETF outperformed the benchmark Bloomberg US Aggregate Bond Index return of 0.64%. The period was characterized by declining global growth, persistently hawkish policy from the Federal Reserve and an increase in interest rates across the U.S. Treasury curve. The Fund’s outperformance was driven by its overweight relative to the index to fixed income credit sectors in a period when credit spreads generally tightened. The biggest contributors to the Fund’s performance were investment grade corporates, domestic high yield corporates and non-Agency residential mortgage-backed securities. All three sectors generated strong interest income and experienced spread tightening en route to outperforming every sector in the index. The biggest detractor from performance was Treasuries, which experienced duration-related price declines in a period of rising interest rates.
For additional performance information, please refer to the “Standardized Performance Summary.”
DoubleLine Shiller CAPE
®
U.S. Equities ETF
For the 12-month period ended September 30, 2023, the DoubleLine Shiller CAPE® U.S. Equities ETF posted a significant positive return but underperformed the S&P 500 Index’s 21.62%. During the period, the Shiller Barclays CAPE® U.S.
Sector Total Return USD Index, which the Fund is guided by, was allocated to eight sectors: consumer discretionary, consumer staples, communication services, financials, healthcare, materials, technology and real estate. The Fund owned U.S. equity securities in these eight sectors during the period, and six of the eight allocations appreciated in value.
The technology and consumer discretionary allocations were the biggest contributors to Fund performance; consumer staples and healthcare were the biggest detractors.
This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:
• You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.
• The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.
• These additional risks may be even greater in bad or uncertain market conditions.
The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the Prospectus and SAI, which are available on www.doubleline.
com.
For additional performance information, please refer to the “Standardized Performance Summary.”
12-Month Period Ended 9-30-23 12 months
Total Return based on NAV 0.84%
Total Return based on Market Price 0.73%
Bloomberg US Aggregate Bond Index
*
0.64%
*
Reflects no deduction for fees, expenses, or taxes.
12-Month Period Ended 9-30-23 12 months
Total Return based on NAV 19.54%
Total Return based on Market Price 19.47%
S&P 500 Index
*
21.62%
*
Reflects no deduction for fees, expenses, or taxes.

(Unaudited)
September 30, 2023
Annual Report
|
September 30, 2023

DoubleLine Commercial Real Estate ETF
From inception until September 30, 2023, the DoubleLine Commercial Real Estate ETF significantly outperformed the benchmark
Bloomberg US Aggregate 1-3 Year Bond Index return of 0.37%. Yields pushed higher across the U.S. Treasury curve in the period, with the two-year yield up 102 basis points (bps) and the five-year yield up 104 bps. A shorter duration profile relative to the index and asset allocation contributed to the Fund’s performance. The Fund benefited from maintaining a duration roughly one year shorter than the index during a period of rising interest rates. While the Fund’s Agency commercial mortgage-backed securities (CMBS) exposure detracted from performance, the Fund benefited from its allocation to non-Agency CMBS. The Fund was predominantly allocated to the AAA-rated portion of the capital structure, which protected the Fund from losses and spread widening exhibited by lower-rated securities. The Fund also benefited from its exposure to floating-rate assets, boosted by the significant rise in interest rates. In addition, the Fund tactically added a diversified mix of property types that softened headline risk impacts throughout the period.
For additional performance information, please refer to the “Standardized Performance Summary.”
DoubleLine Mortgage ETF
From inception until September 30, 2023, the DoubleLine Mortgage ETF performed in line with the benchmark Bloomberg US
Mortgage-Backed Securities (MBS) Index return of negative 4.67%. U.S. Treasury yields pushed higher across the curve in the period, with the two-year yield up 102 basis points (bps), 10-year yield up 110 bps and 30-year yield up 105 bps. Out-of-index exposures, such as Agency collateralized mortgage obligations (CMOs) and non-Agency MBS, contributed to the Fund’s performance. The CMO allocation benefited from higher carry as well as a short overall duration; the non-Agency MBS allocation benefited from spread tightening and supply-demand dynamics. The Fund also benefited from a compositional pass-through makeup that is weighted more toward higher-coupon securities relative to the index. Treasury exposures detracted from Fund performance, hurt by their long duration in a period of rising interest rates.
For additional performance information, please refer to the “Standardized Performance Summary.”
Past Performance is not a guarantee of future results. Fund investing involves risk.  Principal loss is possible. Diversification does not assure a profit or protect against loss in a declining market.
Opinions expressed herein are as of September 30, 2023, and are subject to change at any time, are not guaranteed and should not be considered investment advice.
This report is for the information of shareholders of the Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus.
Each Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The statutory prospectus and summary prospectus contain this and other important information about the investment company, and may be obtained by calling (855) 937-0772, or visiting www.doubleline.com. Read them carefully before investing.
The performance information shown assumes the reinvestment of all dividends and distributions. Investment performance reflects management fees and other fund expenses, including any applicable fee waivers that are in effect with respect to a particular Fund. In the absence of such waivers, total return would be reduced. Returns over 1 year are average annual returns.
Performance data quoted represents past performance; past performance does not guarantee future results and does not reflect the deduction of any taxes a shareholder would pay on fund distributions or the sale of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance of the Fund may be lower or higher than the performance quoted.
The Funds’ gross and net expense ratios also include “acquired fund fees and expenses,” which are expenses incurred indirectly as a result of a Fund’s investments in one or more underlying funds, including ETFs and money market funds. Because these costs are indirect, the expense ratios will not correlate to the expense ratios in the Funds’ financial statements, since financial statements only include direct costs of the Funds and not indirect costs of investing in the underlying funds.
Performance data current to the most recent month-end may be obtained by calling (855) 937-0772, or visiting www.doubleline.com
Since Inception Period Ended 9-30-23
Since
Inception
(March 31, 2023)
Total Return based on NAV 2.69%
Total Return based on Market Price 2.91%
Bloomberg US Aggregate 1-3 Year Bond Index
*
0.37%
*
Reflects no deduction for fees, expenses, or taxes.
Since Inception Period Ended 9-30-23
Since
Inception
(March 31, 2023)
Total Return based on NAV -4.67%
Total Return based on Market Price -4.55%
Bloomberg US Agency Mortgage-Backed Securities (MBS) Index
*
-4.67%
*
Reflects no deduction for fees, expenses, or taxes.

Management’s Discussion of Fund Performance
(Cont.)

DoubleLine ETF Trust
Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedules of
Investments for a complete list of Fund holdings as of period end.
DoubleLine Opportunistic Bond ETF (DBND) Disclosure
Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.
Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Investments in ABS, MBS, and floating rate securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.
Investments in floating rate securities include additional risks that investors should be aware of such as credit risk, interest rate risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.
The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets.
The Fund may use leverage which may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used.
Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments.
The Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of a single issuer or a limited number of issuers than funds that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be.
Investing in ETFs involve additional risks such as the market price of the shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares.
DoubleLine Shiller CAPE
®
U.S. Equities ETF (CAPE) Disclosure
Equities may decline in value due to both real and perceived general market, economic and industry conditions.
The Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of a single issuer or a limited number of issuers than funds that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be.
ETF investments involve additional risks such as the market price trading at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.
Barclays Bank PLC and its affiliates (“Barclays”) is not the developer or implementer of the DoubleLine Shiller CAPE
®
U.S. Equities ETF (the “ETF”) and Barclays has no
responsibilities, obligations or duties to investors in the ETF. The Shiller Barclays CAPE
®
US Sector USD Index (the “Index”) is a trademark owned by Barclays Bank PLC and licensed for use by DoubleLine. While DoubleLine may execute transaction(s) with Barclays in or relating to the ETF or the Index, investors acquire interests solely in their account and investors neither acquire any interest in the ETF or the Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment. The ETF is not sponsored, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in the ETF or the use of the Index or any data included therein. Barclays shall not be liable in any way to investors or to other third parties in respect of the use or accuracy of the
ETF, the Index or any data included therein.
The Shiller Barclays Indices have been developed in part by RSBB-I, LLC, the research principal of which is Robert J. Shiller. RSBB-I, LLC is not an investment advisor, and does not guarantee the accuracy or completeness of the Shiller Barclays Indices or any data or methodology either included therein or upon which it is based.
Neither RSBB-I, LLC nor Robert J. Shiller or any of their respective partners, employees, subcontractors, agents, suppliers and vendors (collectively, the “protected parties”), shall have any liability, whether caused by the negligence of a protected party or otherwise, for any errors, omissions, or interruptions therein, and make no warranties, express or implied, as to performance or results experienced by any party from the use of any information included therein or upon which it is based, and expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect thereto, and shall not be liable for any claims or losses of any nature in connection with the use of such information, including but not limited to, lost profits or punitive or consequential damages, even if RSBB-I, LLC, Robert J. Shiller or any protected party is advised of the possibility of same.
Shiller Barclays CAPE US Sector TR USD Index incorporates the principles of long-term investing distilled by Dr. Robert Shiller and expressed through the CAPE
®
(Cyclically Adjusted Price Earnings) ratio (the “CAPE
®
Ratio”). It aims to identify undervalued sectors based on a modified CAPE
®
Ratio, and then uses a momentum
factor to seek to mitigate the effects of potential value trap.
None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays
Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E14
5HP.
DoubleLine Commercial Real Estate ETF (DCMB) Disclosure
The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.
There is the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions.
Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.
There is risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate.
The fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of a single issuer or a limited number of issuers than funds that are “diversified.” Accordingly, the fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be.
Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments.

(Unaudited)
September 30, 2023
Annual Report
|
September 30, 2023

Investing in ETFs involves additional risks such as the market price of the shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund's ability to sell its shares.
DoubleLine Mortgage ETF (DMBS) Disclosure
Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.
The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.
There is the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions.
There is risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate.
Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments.
The Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of a single issuer or a limited number of issuers than funds that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be.
Investing in ETFs involves additional risks such as the market price of the shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund's ability to sell its shares.
Agency – Refers to mortgage-backed securities (MBS) whose principal and interest are guaranteed by a U.S. government agency such as Fannie Mae (FNMA) or
Freddie Mac (FHLMC).
Basis Points (bps) – Basis points (or basis point (bp)) refer to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01% or 0.0001, and is used to denote the percentage change in a financial instrument. The relationship between percentage changes and basis points can be summarized as: 1% change = 100 basis points; 0.01% = 1 basis point.
Bloomberg US Agency Mortgage-Backed Securities (MBS) Index – This index tracks Agency mortgage-backed pass-through securities guaranteed by government-
sponsored enterprises (GSEs).
Bloomberg US Aggregate Bond Index – This index (the “Agg”) represents securities that are SEC registered, taxable and dollar denominated. It covers the U.S.
investment grade, fixed-rate bond market, with components for government and corporate securities, mortgage pass-through securities and asset-backed securities.
These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis.
Bloomberg US Aggregate 1-3 Year Bond Index – This index tracks the one- to three-year component of the Bloomberg US Aggregate Bond Index, which represents securities that are SEC registered, taxable and dollar denominated in the U.S. investment grade, fixed-rate bond market.
Collateralized Mortgage Obligation (CMO) – Refers to a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment. Organized by maturity and level of risk, CMOs receive cash flows as borrowers repay the mortgages that act as collateral on these securities. In turn,
CMOs distribute principal and interest payments to investors based on predetermined rules and agreements.
Commercial Mortgage-Backed Securities (CMBS) – Securitized loans made on commercial rather than residential properties.
Dow Jones Industrial Average (DJIA) – This index tracks 30 large publicly owned companies trading on the New York Stock Exchange and the Nasdaq.
Duration – Measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates.
Federal Funds Rate — Target interest rate, set by the Federal Reserve at its Federal Open Market Committee (FOMC) meetings, at which commercial banks borrow and lend their excess reserves to each other overnight. The Fed sets a target federal funds rate eight times a year, based on prevailing economic conditions.
Federal Open Market Committee (FOMC) — Branch of the Federal Reserve System that determines the direction of monetary policy specifically by directing open market operations. The FOMC comprises the seven board governors and five (out of 12) Federal Reserve Bank presidents.
Gross Domestic Product (GDP) — Market value of all final goods and services produced within a country in a given period. GDP is considered an indicator of a country’s standard of living.
High Yield (HY) – Bonds that pay higher interest rates because they have lower credit ratings than investment grade (IG) bonds. HY bonds are more likely to default, so they must pay a higher yield than IG bonds to compensate investors.
Investment Grade (IG) – Rating that signifies a municipal or corporate bond presents a relatively low risk of default. Bonds below this designation are considered to have a high risk of default and are commonly referred to as high yield (HY) or “junk bonds.” The higher the bond rating the more likely the bond will return 100 cents on the U.S. dollar.
ISM Manufacturing PMI – This index (which used to be called the ISM Manufacturing Purchasing Managers Index) is compiled by the Institute for Supply Management and tracks the economic health of the manufacturing sector. The index is based on five major indicators: new orders, inventory levels, production, supplier deliveries and employment environment. A number below 50 is considered a contractionary signal for the economy; a number above 50 is considered expansionary.
Job Openings and Labor Turnover Survey (JOLTS) – Conducted by the U.S. Bureau of Labor Statistics, JOLTS involves the monthly collection, processing and dissemination of job openings and labor turnover data. The data, collected from sampled establishments on a voluntary basis, includes employment, job openings, hires, quits, layoffs, discharges and other separations. The number of unfilled jobs – used to calculate the job openings rate – is an important measure of the unmet demand for labor, providing a more complete picture of the U.S. labor market than by looking solely at the unemployment rate.
Leading Economic Index (LEI) – This index, published by the Conference Board, tracks a group of composite indexes (manufacturers’ orders, initial unemployment insurance claims, et al.) as a means of gauging the strength of a particular industry or the economy.
Morgan Stanley Capital International (MSCI) Europe Index – This index is U.S. dollar denominated and represents the performance of large- and mid-cap equities across 15 developed countries in Europe. It covers approximately 85% of the free float-adjusted market capitalization in each country.
Mortgage-Backed Securities (MBS) – Investment similar to a bond that is made up of a bundle of home loans bought from the banks that issued them. Investors in
MBS receive periodic payments similar to bond coupon payments.
Non-Agency Residential Mortgage-Backed Security (RMBS) – Debt-based security (similar to a bond), backed by the interest paid on loans for residences. The interest on loans such as mortgages, home-equity loans and subprime mortgages is considered to be something with a comparatively low rate of default and a comparatively high rate of interest, since there is a high demand for the ownership of a personal or family residence. “Non-Agency” refers to RMBS not issued by the government-
sponsored enterprises.

Management’s Discussion of Fund Performance
(Cont.)

DoubleLine ETF Trust
Russell 1000 Value (RLV) Index – This index measures the performance of the large-capitalization value segment of the U.S. equity universe. It includes Russell 1000
Index companies with lower price-to-book ratios and lower expected growth values. Value stocks are shares of a company that appear to trade at a lower price relative to the company’s fundamentals.
S&P 500 Index – This unmanaged capitalization-weighted index of the stocks of the 500 largest publicly traded U.S. companies is designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks, which represent all major industries.
Shiller Barclays CAPE
®
U.S. Sector Total Return USD Index – This index incorporates the principles of long-term investing distilled by Dr. Robert Shiller and expressed through the CAPE
®
(cyclically adjusted price-to-earnings) ratio (the “CAPE
®
ratio”). It aims to identify undervalued sectors based on a modified CAPE
®
ratio and then
uses a momentum factor to seek to mitigate the effects of potential value traps.
Spread – Difference between yields on differing debt instruments, calculated by deducting the yield of one instrument from another. The higher the yield spread, the greater the difference between the yields offered by each instrument. The spread can be measured between debt instruments of differing maturities, credit ratings or risk.
U-3 Unemployment Rate – Officially recognized rate of unemployment, compiled and released monthly by the U.S. Bureau of Labor Statistics, measuring the number of unemployed people as a percentage of the labor force.
An investment cannot be made directly in an index. The performance of any index mentioned in this commentary has not been adjusted for ongoing expenses applicable to fund investments.
This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to a Fund and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein.
DoubleLine has no obligation to provide revised assessments in the event of changed circumstances. While we have gathered this information from sources believed to be reliable, DoubleLine cannot guarantee the accuracy of the information provided. Securities discussed are not recommendations and are presented as examples of issue selection or portfolio management processes. They have been picked for comparison or illustration purposes only. No security presented within is either offered for sale or purchase. DoubleLine reserves the right to change its investment perspective and outlook without notice as market conditions dictate or as additional information becomes available.
Investment strategies may not achieve the desired results due to implementation lag, other timing factors, portfolio management decision making, economic or market conditions or other unanticipated factors. The views and forecasts expressed in this material are as of the date indicated, are subject to change without notice, may not come to pass and do not represent a recommendation or offer of any particular security, strategy, or investment. Past performance is no guarantee of future results.
DoubleLine ETFs are distributed by Foreside Fund Distributors, LLC. DoubleLine
®
is a registered trademark of DoubleLine Capital LP.
©
2023 DoubleLine Capital LP

Annual Report
|
September 30, 2023

Standardized Performance Summary
(Unaudited)
September 30, 2023
*Reflects no deduction for fees, expenses and taxes.
Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance current to the most recent month-end may be obtained by calling (855) 937-0772 or by visiting www.doubleline.
com.
Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.
DBND
DoubleLine Opportunistic Bond ETF
Returns as of September 30, 2023 1-Year
Since Inception
(Not Annualized)
(03-31-22 to 09-30-23) Expense Ratio
Total Return based on NAV 0.84% -4.60% 0.50%
Total Return based on Market Price 0.73% -4.62%
Bloomberg US Aggregate Bond Index
*
0.64% -5.84%
CAPE
DoubleLine Shiller CAPE® U.S. Equities ETF
Returns as of September 30, 2023 1-Year
Since Inception
(Not Annualized)
(03-31-22 to 09-30-23) Expense Ratio
Total Return based on NAV 19.54% -2.70% 0.65%
Total Return based on Market Price 19.47% -2.78%
S&P 500 Index
*
21.62% -1.97%
DCMB
DoubleLine Commercial Real Estate ETF
Returns as of September 30, 2023
Since Inception
(Not Annualized)
(03-31-23 to 09-30-23) Expense Ratio
Total Return based on NAV 2.69% 0.39%
Total Return based on Market Price 2.91%
Bloomberg US Aggregate 1-3 Year Bond Index
*
0.37%
DMBS
DoubleLine Mortgage ETF
Returns as of September 30, 2023
Since Inception
(Not Annualized)
(03-31-23 to 09-30-23) Expense Ratio
Total Return based on NAV -4.67% 0.49%
Total Return based on Market Price -4.55%
Bloomberg US Agency Mortgage-Backed Securities (MBS) Index
*
-4.67%

Growth of Investment

DoubleLine ETF Trust
(Unaudited)
September 30, 2023
DoubleLine Opportunistic Bond ETF
Value of a $100,000 Investment
Average Total Returns
1
As of September 30, 2023
2
1 Year
Since Inception
(3/31/2022)
DoubleLine Opportunistic Bond ETF
Total Return based on NAV 0.84% -4.60%
Total Return based on Market Price 0.73% -4.62%
Bloomberg US Aggregate Bond Index 0.64% -5.84%
1
Past performance is not an indication of future results. Returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, expense limitations and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.doubleLine.com . Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call (855) 937-0772 or visit www.doubleLine.com for performance results current to the most recent month-end.
2
Bloomberg US Aggregate Bond Index – This index (the “Agg”) represents securities that are SEC registered, taxable and dollar denominated. It covers the
U.S. investment grade, fixed-rate bond market, with components for government and corporate securities, mortgage pass-through securities and asset-
backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis. Index performance reflects no deduction for fees, expenses or taxes.
The Fund’s investments likely will diverge widely from the components of the benchmark index, which could lead to performance dispersion between the Fund and the benchmark index, meaning that the Fund could outperform or underperform the indices at any given time. Please note that an investor cannot invest directly in an index.

Growth of Investment
(Cont.)
(Unaudited)
September 30, 2023
Annual Report
|
September 30, 2023

DoubleLine Shiller CAPE
®
U.S. Equities ETF
Value of a $100,000 Investment
Average Total Returns
1
As of September 30, 2023
2
1 Year
Since Inception
(3/31/2022)
DoubleLine Shiller CAPE® U.S. Equities ETF
Total Return based on NAV 19.54% -2.70%
Total Return based on Market Price 19.47% -2.78%
S&P 500 Index 21.62% -1.97%
1
Past performance is not an indication of future results. Returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, expense limitations and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.doubleLine.com . Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call (855) 937-0772 or visit www.doubleLine.com for performance results current to the most recent month-end.
2
S&P 500 Index – This unmanaged capitalization-weighted index of the stocks of the 500 largest publicly traded U.S. companies is designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks, which represent all major industries. Index performance reflects no deduction for fees, expenses or taxes.
The Fund’s investments likely will diverge widely from the components of the indices, which could lead to performance dispersion between the Fund and each applicable index, meaning that the Fund could outperform or underperform the indices at any given time. Please note that an investor cannot invest directly in an index.

Growth of Investment
(Cont.)

DoubleLine ETF Trust
(Unaudited)
September 30, 2023
DoubleLine Commercial Real Estate ETF
Value of a $100,000 Investment
Since Inception Total Returns
1
As of September 30, 2023
2
Since Inception
(3/31/2023)
DoubleLine Commercial Real Estate ETF
Total Return based on NAV 2.69%
Total Return based on Market Price 2.91%
Bloomberg US Aggregate 1-3 Year Bond Index 0.37%
1
Past performance is not an indication of future results. Returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, expense limitations and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.doubleLine.com . Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call (855) 937-0772 or visit www.doubleLine.com for performance results current to the most recent month-end.
2
Bloomberg US Aggregate 1-3 Year Bond Index – This index tracks the one- to three-year component of the Bloomberg US Aggregate Bond Index, which represents securities that are SEC registered, taxable and dollar denominated in the U.S. investment grade, fixed-rate bond market. Index performance reflects no deduction for fees, expenses or taxes.
The Fund’s investments likely will diverge widely from the components of the benchmark index, which could lead to performance dispersion between the Fund and the benchmark index, meaning that the Fund could outperform or underperform the indices at any given time. Please note that an investor cannot invest directly in an index.

Growth of Investment
(Cont.)
(Unaudited)
September 30, 2023
Annual Report
|
September 30, 2023

DoubleLine Mortgage ETF
Value of a $100,000 Investment
Since Inception Total Returns
1
As of September 30, 2023
2
Since Inception
(3/31/2023)
DoubleLine Mortgage ETF
Total Return based on NAV -4.67%
Total Return based on Market Price -4.55%
Bloomberg US Agency Mortgage-Backed Securities (MBS) Index -4.67%
1
Past performance is not an indication of future results. Returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, expense limitations and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.doubleLine.com . Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call (855) 937-0772 or visit www.doubleLine.com for performance results current to the most recent month-end.
2
Bloomberg US Agency Mortgage-Backed Securities (MBS) Index – This index tracks Agency mortgage-backed pass-through securities guaranteed by government-sponsored enterprises (GSEs). Index performance reflects no deduction for fees, expenses or taxes.
The Fund’s investments likely will diverge widely from the components of the benchmark index, which could lead to performance dispersion between the Fund and the benchmark index, meaning that the Fund could outperform or underperform the indices at any given time. Please note that an investor cannot invest directly in an index.

Schedule of Investments DoubleLine Opportunistic Bond ETF
September 30, 2023

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 9.6%
Affirm Asset Securitization Trust ,
750,000  Series 2022-A-A 4.30%
(a)
05/17/2027 734,235
Aligned Data Centers Issuer LLC ,
600,000  Series 2023-1A-A2 6.00%
(a)
08/17/2048 578,569
AMSR Trust ,
2,100,000  Series 2023-SFR2-A 3.95%
(a)
06/17/2040 1,919,351
CyrusOne Data Centers Issuer I LLC ,
500,000  Series 2023-1A-A2 4.30%
(a)
04/20/2048 441,774
DataBank Issuer ,
500,000  Series 2023-1A-A2 5.12%
(a)
02/25/2053 454,959
Diamond Resorts Owner Trust ,
150,370  Series 2021-1A-A 1.51%
(a)
11/21/2033 138,034
EWC Master Issuer LLC ,
493,750  Series 2022-1A-A2 5.50%
(a)
03/15/2052 455,844
GLS Auto Receivables Issuer Trust ,
434,386  Series 2021-2A-C 1.08%
(a)
06/15/2026 425,199
Hilton Grand Vacations Trust ,
260,873  Series 2022-1D-C 4.69%
(a)
06/20/2034 245,856
Lendbuzz Securitization Trust ,
745,694  Series 2022-1A-A 4.22%
(a)
05/17/2027 723,424
MetroNet Infrastructure Issuer LLC ,
300,000  Series 2023-1A-A2 6.56%
(a)
04/20/2053 290,985
Mosaic Solar Loan Trust ,
606,506  Series 2018-2GS-A 4.20%
(a)
02/22/2044 540,674
Pagaya AI Debt Trust ,
424,379  Series 2023-3-A 7.60%
(a)
12/16/2030 426,541
PAGAYA AI Debt Trust ,
204,858  Series 2022-2-A 4.97%
(a)
01/15/2030 202,723
PRET LLC ,
364,379
Series
2022-NPL2-A1 5.24%
(a)(b)
04/25/2052 355,007
383,482
Series
2022-NPL3-A1 5.93%
(a)(b)
06/25/2052 373,067
Prosper Marketplace Issuance Trust ,
1,000,000  Series 2023-1A-A 7.06%
(a)
07/16/2029 1,000,846
PRPM LLC ,
1,019,346  Series 2022-5-A1 6.90%
(a)(b)
09/27/2027 1,012,898
Santander Drive Auto Receivables Trust ,
698,497  Series 2020-4-D 1.48% 01/15/2027 680,496
SEB Funding LLC ,
498,750  Series 2021-1A-A2 4.97%
(a)
01/30/2052 446,532
Sierra Timeshare Receivables Funding LLC ,
269,778  Series 2019-2A-A 2.59%
(a)
05/20/2036 261,797
SMB Private Education Loan Trust ,
750,000  Series 2021-A-B 2.31%
(a)
01/15/2053 682,737
STWD Ltd. ,
300,000
Series 2019-FL1-AS
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 6.85%
(a)
07/15/2038 291,450
Theorem Funding Trust ,
365,059  Series 2023-1A-A 7.58%
(a)
04/15/2029 366,558
TierPoint Issuer LLC ,
500,000  Series 2023-1A-A2 6.00%
(a)
06/25/2053 477,924
TRTX Issuer Ltd. ,
208,357
Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.65%
(a)
03/15/2038 204,329
Upstart Securitization Trust ,
500,000  Series 2021-4-B 1.84%
(a)
09/20/2031 480,208
1,000,000  Series 2021-5-B 2.49%
(a)
11/20/2031 953,916
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Vantage Data Centers Issuer LLC ,
623,458  Series 2019-1A-A2 3.19%
(a)
07/15/2044 605,679
VOLT C LLC ,
340,943
Series
2021-NPL9-A1 1.99%
(a)(b)
05/25/2051 316,797
VOLT CI LLC ,
433,461
Series
2021-NP10-A1 1.99%
(a)(b)
05/25/2051 397,960
Washington Mutual WMABS Trust ,
844,880
Series 2006-HE2-A3
(CME Term SOFR
1 Month + 0.41%,
0.30% Floor) 5.73% 05/25/2036 635,484
3,631,435
Series 2007-HE2-
2A2 (CME Term
SOFR 1 Month
+ 0.33%, 0.22%
Floor) 5.65% 02/25/2037 1,024,275
Total Asset Backed Obligations
(Cost $18,452,916) 18,146,128
BANK LOANS 3.2%
1011778 B.C. Unlimited Liability Co. ,
115,000
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.57% 09/23/2030 114,701
Access CIG LLC ,
35,000
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 5.00%, 0.50%
Floor) 10.32% 08/18/2028 34,606
Acrisure LLC ,
99,742
Senior Secured
First Lien Term
Loan (1 Month
LIBOR USD +
3.50%)
(c)
8.93% 02/15/2027 98,548
ADMI Corp. ,
29,924
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.18% 12/23/2027 27,989
Ali Group North America Corp. ,
113,488
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 7.43% 07/30/2029 113,567
AlixPartners LLP ,
89,533
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 8.18% 02/04/2028 89,578

Annual Report
|
September 30, 2023

The accompanying notes are an integral part of these financial statements.
September 30, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Allied Universal Holdco LLC ,
119,695
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.17% 05/12/2028 115,811
Allspring Buyer LLC ,
59,848
Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor) 8.95% 11/01/2028 59,362
Alterra Mountain Co. ,
89,543
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.93% 08/17/2028 89,581
AmWINS Group, Inc. ,
119,387
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.25%, 0.75%
Floor) 7.68% 02/19/2028 118,817
Applied Systems, Inc. ,
59,700
Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.50%, 0.50%
Floor) 9.89% 09/18/2026 59,950
APX Group, Inc. ,
114,416
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.69% 07/10/2028 114,543
AssuredPartners, Inc. ,
35,000
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.07% 02/12/2027 35,066
athenahealth Group, Inc. ,
39,875
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.57% 02/15/2029 39,239
Bausch & Lomb Corp. ,
74,435
Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor) 8.76% 05/10/2027 72,491
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
30,000
Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00%) 9.32% 09/29/2028 29,663
BCPE Empire Holdings, Inc. ,
119,700
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.75%, 0.50%
Floor) 10.07% 12/11/2028 119,835
Boxer Parent Co., Inc. ,
43,068
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.18% 10/02/2025 43,074
Buckeye Partners LP ,
59,846
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.68% 11/01/2026 59,874
Carnival Corp. ,
25,000
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.75%
Floor) 8.33% 08/09/2027 24,979
Castlelake Aviation One DAC ,
104,203
Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 2.75%, 0.50%
Floor) 8.42% 10/22/2026 104,220
Catalent Pharma Solutions, Inc. ,
119,693
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.00%, 0.50%
Floor) 7.44% 02/22/2028 117,318
CHG Healthcare Services, Inc. ,
129,670
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.70% 09/29/2028 129,295
Clarios Global LP ,
95,000
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.07% 05/06/2030 94,956
CSC Holdings LLC ,
20,000
Senior Secured
First Lien Term
Loan (1 Month
LIBOR USD +
2.50%)
(c)
7.95% 04/15/2027 18,175

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
DIRECTV Financing LLC ,
23,699
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 5.00%, 0.75%
Floor) 10.43% 08/02/2027 23,216
Dynasty Acquisition Co., Inc. ,
74,813
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00%) 9.32% 08/24/2028 74,750
Fertitta Entertainment LLC ,
99,747
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.50%
Floor) 9.32% 01/27/2029 98,910
Focus Financial Partners LLC ,
114,707
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.50%, 0.50%
Floor) 7.82% 06/30/2028 114,513
Froneri International Ltd. ,
59,845
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.67% 01/29/2027 59,515
Gen Digital, Inc. ,
54,704
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.00%, 0.50%
Floor) 7.42% 09/12/2029 54,598
Genesys Cloud Services Holdings I LLC ,
115,000
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.75%
Floor) 9.45% 12/01/2027 115,229
GIP Pilot Acquisition Partners LP ,
20,000
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 8.33% 09/18/2030 19,975
Graham Packaging Co., Inc. ,
19,943
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.75%
Floor) 8.43% 08/04/2027 19,927
Gray Television, Inc. ,
29,266
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 8.44% 12/01/2028 28,608
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Grifols Worldwide Operations Ltd. ,
95,000
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 7.42% 11/15/2027 93,528
GTCR W Merger Sub LLC ,
85,000
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 8.33% 09/20/2030 85,031
Hub International Ltd. ,
15,000
Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.75%
Floor) 9.58% 06/20/2030 15,058
Ineos U.S. Finance LLC ,
104,738
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.92% 02/18/2030 104,083
ION Trading Finance Ltd. ,
59,847
Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.75%) 10.24% 04/01/2028 59,155
IRB Holding Corp. ,
119,697
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.75%
Floor) 8.43% 12/15/2027 119,403
Jazz Pharmaceuticals plc ,
69,409
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.93% 05/05/2028 69,433
Leslie's Poolmart, Inc. ,
24,631
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 8.18% 03/09/2028 24,301
Lifepoint Health, Inc. ,
115,000
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
5.50%) 10.82% 11/16/2028 111,981
Light & Wonder International, Inc. ,
79,397
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 8.43% 04/14/2029 79,496

Annual Report
|
September 30, 2023

The accompanying notes are an integral part of these financial statements.
September 30, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Mavis Tire Express Services Topco Corp. ,
89,542
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.75%
Floor) 9.43% 05/04/2028 89,430
McAfee Corp. ,
29,924
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.18% 03/01/2029 29,279
Medline Borrower LP ,
114,381
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.68% 10/23/2028 114,206
Olympus Water U.S. Holding Corp. ,
49,873
Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 9.40% 11/09/2028 49,285
Organon & Co. ,
115,000
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 8.44% 06/02/2028 114,971
Osmosis Buyer Ltd. ,
114,521
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.08% 07/31/2028 113,546
Parexel International, Inc. ,
114,419
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.68% 11/15/2028 113,756
Penn Entertainment, Inc. ,
129,070
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 8.17% 05/03/2029 129,070
Perrigo Co. plc ,
44,773
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.67% 04/20/2029 44,675
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Petco Health & Wellness Co., Inc. ,
44,581
Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.75%
Floor) 8.90% 03/03/2028 44,156
PetSmart LLC ,
119,391
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 9.17% 02/11/2028 119,209
Pilot Travel Centers LLC ,
114,415
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 7.42% 08/04/2028 114,415
Playa Resorts Holding BV ,
59,925
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 0.50%
Floor) 9.58% 01/05/2029 60,017
Pregis TopCo LLC ,
49,870
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.07% 07/31/2026 49,853
Prime Security Services Borrower LLC ,
79,389
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.75%
Floor) 8.19% 09/23/2026 79,362
Proofpoint, Inc. ,
114,708
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.68% 08/31/2028 113,903
QUIKRETE Holdings, Inc. ,
24,937
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 8.18% 03/19/2029 24,971
RealPage, Inc. ,
119,695
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 8.43% 04/24/2028 118,473

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Scientific Games Holdings LP ,
44,887
Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.50%, 0.50%
Floor) 8.77% 04/04/2029 44,690
SMG U.S. Midco 2, Inc. ,
119,380
Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 8.13% 01/23/2025 119,436
Sophia LP ,
99,746
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.82% 10/07/2027 99,642
Sotera Health Holdings LLC ,
115,000
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 8.18% 12/11/2026 114,324
SWF Holdings I Corp. ,
34,911
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.75%
Floor) 9.43% 10/06/2028 29,798
UKG, Inc. ,
119,689
Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75%) 9.22% 05/04/2026 119,708
Virgin Media Bristol LLC ,
115,000
Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
3.25%) 8.31% 03/31/2031 112,454
Vistra Operations Co. LLC ,
114,023
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75%) 7.18% 12/31/2025 114,112
Wand Newco 3, Inc. ,
49,870
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 8.17% 02/05/2026 49,847
Whatabrands LLC ,
119,392
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 8.43% 08/03/2028 119,094
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
WMG Acquisition Corp. ,
120,000
Senior Secured
First Lien Term
Loan (1 Month
LIBOR USD +
2.13%)
(c)
7.56% 01/20/2028 120,105
Wyndham Hotels & Resorts, Inc. ,
59,850
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.67% 05/24/2030 59,968
Zayo Group Holdings, Inc. ,
30,000
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 8.43% 03/09/2027 24,587
Total Bank Loans
(Cost $5,920,501) 5,946,290
COLLATERALIZED LOAN OBLIGATIONS 4.5%
Bain Capital Credit CLO Ltd. ,
500,000
Series 2023-4A-C
(CME Term SOFR
3 Month + 2.90%,
2.90% Floor) 8.30%
(a)
10/21/2036 500,000
Dryden 78 CLO Ltd. ,
500,000
Series 2020-78A-B
(CME Term SOFR
3 Month + 1.76%,
1.50% Floor) 7.07%
(a)
04/17/2033 494,900
Eaton Vance CLO Ltd. ,
500,000
Series
2013-1A-A23R
(CME Term SOFR
3 Month + 1.81%,
1.55% Floor) 7.12%
(a)
01/15/2034 489,650
Empower CLO Ltd. ,
500,000
Series 2023-2A-B
(CME Term SOFR
3 Month + 2.75%,
2.75% Floor) 8.09%
(a)
07/15/2036 502,300
LoanCore Issuer Ltd. ,
250,000
Series 2021-CRE5-A
(1 Month LIBOR
USD + 1.30%,
1.30% Floor)
(c)
6.75%
(a)
07/15/2036 247,134
Marble Point CLO XI Ltd. ,
500,000
Series 2017-2A-B
(CME Term SOFR
3 Month + 1.76%,
1.50% Floor) 7.07%
(a)
12/18/2030 490,900
MF1 Ltd. ,
160,000
Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.53%
(a)
10/16/2036 157,569
Park Avenue Institutional Advisers CLO Ltd. ,
500,000
Series 2018-1A-BR
(CME Term SOFR
3 Month + 2.36%,
2.10% Floor) 7.69%
(a)
10/20/2031 489,576

Annual Report
|
September 30, 2023

The accompanying notes are an integral part of these financial statements.
September 30, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Race Point IX CLO Ltd. ,
1,000,000
Series 2015-9A-BR
(CME Term SOFR
3 Month + 2.41%,
0.26% Floor) 7.72%
(a)
10/15/2030 983,035
Steele Creek CLO Ltd. ,
937,668
Series 2017-1A-A
(CME Term SOFR
3 Month + 1.51%) 6.82%
(a)
10/15/2030 934,768
Stratus CLO Ltd. ,
500,000
Series 2021-1A-C
(CME Term SOFR
3 Month + 2.01%,
2.01% Floor) 7.34%
(a)
12/29/2029 486,830
STWD Ltd. ,
160,000
Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.65%
(a)
04/18/2038 157,027
Venture XXVI CLO Ltd. ,
500,000
Series 2017-26A-BR
(CME Term SOFR
3 Month + 1.96%,
1.70% Floor) 7.29%
(a)
01/20/2029 494,200
Voya CLO Ltd. ,
1,000,000
Series 2013-1A-BR
(CME Term SOFR
3 Month + 2.16%) 7.47%
(a)
10/15/2030 970,145
Wellfleet CLO Ltd. ,
500,000
Series 2017-3A-A2
(CME Term SOFR
3 Month + 1.76%,
1.50% Floor) 7.07%
(a)
01/17/2031 490,050
Wind River CLO Ltd. ,
500,000
Series 2016-2A-BR
(CME Term SOFR
3 Month + 2.06%,
1.80% Floor) 7.43%
(a)
11/01/2031 492,750
Total Collateralized Loan Obligations
(Cost $8,265,620) 8,380,834
FOREIGN CORPORATE BONDS 7.6%
AUSTRALIA 0.5%
265,000
BHP Billiton
Finance USA Ltd. 5.25% 09/08/2030 259,006
170,000
Glencore Funding
LLC 1.63%
(a)
04/27/2026 153,168
260,000
Macquarie Group
Ltd. (Secured
Overnight
Financing Rate +
2.21%) 5.11%
(a)
08/09/2026 256,453
365,000
Westpac Banking
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.53%) 3.02% 11/18/2036 270,426
939,053
BERMUDA 0.1%
330,000
Triton Container
International Ltd. 3.25% 03/15/2032 247,163
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BRAZIL 0.9%
200,000
Banco do Brasil
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 10 Year
+ 4.40%) 6.25%
(d)
04/15/2024 185,024
200,000
Banco do Estado
do Rio Grande
do Sul SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.93%) 5.38% 01/28/2031 183,018
200,000
Braskem
Netherlands
Finance BV (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
8.22%) 8.50% 01/23/2081 197,083
250,000
Cosan Overseas
Ltd. 8.25%
(d)
11/05/2023 249,561
353,704  Guara Norte Sarl 5.20% 06/15/2034 301,382
200,000
Minerva
Luxembourg SA 4.38% 03/18/2031 154,957
168,118  MV24 Capital BV 6.75% 06/01/2034 148,463
200,000
NBM US Holdings,
Inc. 6.63% 08/06/2029 182,587
1,602,075
CANADA 0.8%
320,000
Bank of Montreal
(5 Year Swap
Rate USD +
1.43%) 3.80% 12/15/2032 279,765
570,000
Bank of Nova
Scotia (The) 3.45% 04/11/2025 548,937
195,000  Bombardier, Inc. 7.88%
(a)
04/15/2027 190,438
30,000
Garda World
Security Corp. 4.63%
(a)
02/15/2027 27,481
35,000
Garda World
Security Corp. 6.00%
(a)
06/01/2029 28,664
80,000  Parkland Corp. 4.63%
(a)
05/01/2030 68,302
85,000
Titan Acquisition
Ltd. 7.75%
(a)
04/15/2026 83,409
250,000
Toronto-Dominion
Bank (The) 4.69% 09/15/2027 240,549
1,467,545
CAYMAN ISLANDS 0.1%
205,000
Global Aircraft
Leasing Co. Ltd. 6.50%
(a)
09/15/2024 195,581
CHILE 0.2%
200,000  Agrosuper SA 4.60% 01/20/2032 160,694
200,000  CAP SA 3.90% 04/27/2031 147,630
200,000
Chile Electricity PEC
SpA 0.00% 01/25/2028 155,599
463,923
CHINA 0.2%
480,000  NXP BV 3.88% 06/18/2026 456,550

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
COLOMBIA 0.8%
250,000
AI Candelaria Spain
SA 5.75% 06/15/2033 177,162
350,000
Banco GNB
Sudameris SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.56%) 7.05% 04/03/2027 329,598
200,000
Bancolombia SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.94%) 4.63% 12/18/2029 172,425
200,000  Ecopetrol SA 5.38% 06/26/2026 192,218
200,000
Empresas Publicas
de Medellin ESP 4.25% 07/18/2029 161,038
182,000
Fideicomiso PA
Pacifico Tres 8.25% 01/15/2035 165,074
400,000  Geopark Ltd. 5.50% 01/17/2027 343,352
1,540,867
GUATEMALA 0.2%
150,000
Banco Industrial
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.44%) 4.88% 01/29/2031 138,459
200,000  CT Trust 5.13% 02/03/2032 156,224
180,000
Millicom
International
Cellular SA 6.25% 03/25/2029 152,998
447,681
INDIA 0.6%
200,000
Adani Electricity
Mumbai Ltd. 3.87% 07/22/2031 139,761
183,000
Adani International
Container
Terminal Pvt. Ltd. 3.00% 02/16/2031 138,060
200,000
Adani Ports &
Special Economic
Zone Ltd. 3.83% 02/02/2032 141,779
163,000
Adani Transmission
Step-One Ltd. 4.25% 05/21/2036 122,290
168,000
JSW Hydro Energy
Ltd. 4.13% 05/18/2031 139,932
200,000
Network i2i Ltd.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.27%) 5.65%
(d)
01/15/2025 195,500
200,000  UPL Corp. Ltd. 4.50% 03/08/2028 172,923
1,050,245
INDONESIA 0.2%
160,920
LLPL Capital Pte.
Ltd. 6.88% 02/04/2039 143,544
200,000
Minejesa Capital
BV 4.63% 08/10/2030 178,450
321,994
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
IRELAND 0.2%
520,000
Avolon Holdings
Funding Ltd. 3.25%
(a)
02/15/2027 463,555
ISRAEL 0.2%
200,000
Bank Hapoalim
BM (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.16%) 3.26%
(a)
01/21/2032 171,249
200,000
Bank Leumi Le-
Israel BM (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.63%) 3.28%
(a)
01/29/2031 179,030
350,279
KUWAIT 0.1%
200,000
MEGlobal Canada
ULC 5.00% 05/18/2025 195,322
MEXICO 0.7%
200,000
Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 10 Year
+ 5.35%) 7.63%
(d)
01/10/2028 184,272
200,000
Banco Nacional
de Comercio
Exterior SNC (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.00%) 2.72% 08/11/2031 165,743
200,000
Banco Santander
Mexico SA
Institucion de
Banca Multiple
Grupo Financiero
Santand (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 5.95% 10/01/2028 197,700
400,000
BBVA Bancomer
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.65%) 5.13% 01/18/2033 344,724
200,000
Cemex SAB de CV
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
5.16%) 9.13%
(a)(d)
03/14/2028 208,451
131,562
Mexico Generadora
de Energia S de rl 5.50% 12/06/2032 125,242

Annual Report
|
September 30, 2023

The accompanying notes are an integral part of these financial statements.
September 30, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
100,000
Petroleos
Mexicanos 6.75% 09/21/2047 59,355
1,285,487
PANAMA 0.2%
200,000  Banco General SA 4.13% 08/07/2027 184,468
200,000
Global Bank Corp.
(3 Month LIBOR
USD + 3.30%)
(c)
5.25% 04/16/2029 181,689
366,157
PARAGUAY 0.2%
200,000
Frigorifico
Concepcion SA 7.70% 07/21/2028 165,577
360,000
Rutas 2 & 7 Finance
Ltd. 0.00% 09/30/2036 231,183
396,760
PERU 0.7%
200,000
Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 3.13% 07/01/2030 183,808
100,000
Banco
Internacional
del Peru SAA
Interbank (3
Month LIBOR
USD + 5.76%)
(c)
6.63% 03/19/2029 98,841
200,000
Banco
Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.71%) 4.00% 07/08/2030 184,245
200,000
Corp. Financiera
de Desarrollo SA
(3 Month LIBOR
USD + 5.61%)
(c)
5.25% 07/15/2029 195,252
200,000  Inkia Energy Ltd. 5.88% 11/09/2027 192,250
90,323
Lima Metro Line 2
Finance Ltd. 5.88% 07/05/2034 87,223
400,000
Petroleos del Peru
SA 5.63% 06/19/2047 242,149
200,000
Transportadora de
Gas del Peru SA 4.25% 04/30/2028 189,169
1,372,937
SAUDI ARABIA 0.1%
200,000
EIG Pearl Holdings
Sarl 3.55% 08/31/2036 162,493
SINGAPORE 0.3%
200,000
DBS Group
Holdings Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.10%) 1.82% 03/10/2031 181,777
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000
Oversea-Chinese
Banking Corp.
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.58%) 1.83% 09/10/2030 184,087
200,000
United Overseas
Bank Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.23%) 2.00% 10/14/2031 177,472
543,336
SOUTH AFRICA 0.1%
200,000
Sasol Financing
USA LLC 4.38% 09/18/2026 177,493
SOUTH KOREA 0.1%
200,000  Woori Bank 4.75% 04/30/2024 198,094
UNITED ARAB EMIRATES 0.1%
145,874
Galaxy Pipeline
Assets Bidco Ltd. 1.75% 09/30/2027 134,859
Total Foreign Corporate Bonds
(Cost $14,571,329) 14,379,449
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN
GOVERNMENT SPONSORED CORPORATIONS 0.1%
DOMINICAN REPUBLIC 0.1%
150,000
Dominican
Republic
Government
Bond 8.63% 04/20/2027 154,883
Total Foreign Government Bonds, Foreign
Agencies and Foreign Government
Sponsored Corporations
(Cost $156,753) 154,883
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 5.4%
BANK ,
160,000
Series
2019-BN23-A3 2.92% 12/15/2052 134,829
300,000
Series
2021-BN38-A5 2.52% 12/15/2064 233,737
6,007,747
Series
2023-BNK46-XA 0.75%
(e)(f)
08/15/2056 243,739
Bank of America Merrill Lynch Commercial Mortgage Trust ,
266,000 Series 2016-UB10-C 4.99%
(e)
07/15/2049 229,581
BANK5 ,
11,942,807
Series
2023-5YR1-XA 0.48%
(e)(f)
04/15/2056 144,675
BBCMS Mortgage Trust ,
300,000 Series 2021-C12-A5 2.69% 11/15/2054 238,444
180,000 Series 2021-C12-AS 2.90% 11/15/2054 137,942
250,000 Series 2021-C9-A5 2.30% 02/15/2054 196,573
100,000 Series 2022-C16-A5 4.60%
(e)
06/15/2055 91,343
200,000 Series 2022-C17-A5 4.44% 09/15/2055 180,508
250,000 Series 2023-C19-A5 5.45% 04/15/2056 242,511
Benchmark Mortgage Trust ,
7,705,473 Series 2018-B2-XA 0.60%
(e)(f)
02/15/2051 108,788
190,000 Series 2020-B19-A2 1.69% 09/15/2053 168,289
250,000 Series 2021-B31-A5 2.67% 12/15/2054 197,711
250,000 Series 2022-B35-C 4.59%
(e)
05/15/2055 167,629
200,000 Series 2023-B38-A4 5.52% 04/15/2056 194,800
7,097,611 Series 2023-V3-XA 1.05%
(e)(f)
07/15/2056 239,902

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BX Commercial Mortgage Trust ,
188,957
Series 2021-VINO-A
(CME Term SOFR
1 Month + 0.77%,
0.77% Floor) 6.10%
(a)
05/15/2038 185,569
Cantor Commercial Real Estate Lending ,
500,000 Series 2019-CF1-C 4.35%
(e)
05/15/2052 366,652
CFCRE Commercial Mortgage Trust ,
184,634 Series 2016-C6-A2 2.95% 11/10/2049 170,698
Citigroup Commercial Mortgage Trust ,
250,000 Series 2015-GC27-C 4.57%
(e)
02/10/2048 227,887
100,000
Series
2022-GC48-A5 4.74%
(e)
05/15/2054 91,539
Commercial Mortgage Trust ,
205,000 Series 2016-DC2-C 4.81%
(e)
02/10/2049 181,654
CSMC Trust ,
273,000 Series 2021-B33-A2 3.17%
(a)
10/10/2043 194,773
DBJPM 16-C1 Mortgage Trust ,
290,000 Series 2016-C1-B 4.20%
(e)
05/10/2049 251,965
250,000 Series 2016-C1-C 3.47%
(e)
05/10/2049 205,704
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.76%
(a)(e)
06/05/2035 196,166
FIVE Mortgage Trust ,
250,000 Series 2023-V1-D 6.62%
(a)(e)
02/10/2056 203,221
GS Mortgage Securities Corp. II ,
250,000 Series 2023-SHIP-A 4.47%
(a)(e)
09/10/2038 239,114
GS Mortgage Securities Trust ,
9,412,510 Series 2017-GS7-XA 1.23%
(e)(f)
08/10/2050 294,599
250,000
Series
2019-GC42-A3 2.75% 09/10/2052 211,744
250,000 Series 2019-GSA1-C 3.93%
(e)
11/10/2052 185,252
IMT Trust ,
250,000
Series
2017-APTS-AFX 3.48%
(a)
06/15/2034 243,442
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
488,140
Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.60%,
0.60% Floor) 5.93%
(a)
04/15/2037 450,087
JPMBB Commercial Mortgage Securities Trust ,
325,000 Series 2014-C21-B 4.34%
(e)
08/15/2047 300,824
JPMCC Commercial Mortgage Securities Trust ,
8,113,673 Series 2017-JP6-XA 1.17%
(e)(f)
07/15/2050 209,254
LSTAR Commercial Mortgage Trust ,
250,000 Series 2015-3-D 3.28%
(a)(e)
04/20/2048 226,569
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.40%
(e)
11/15/2049 191,255
Morgan Stanley Capital I Trust ,
283,000 Series 2018-L1-C 4.94%
(e)
10/15/2051 220,657
RIAL Issuer Ltd. ,
350,000
Series 2022-FL8-A
(CME Term SOFR
1 Month + 2.25%,
2.25% Floor) 7.58%
(a)
01/19/2037 344,658
SREIT Trust ,
270,000
Series 2021-MFP-A
(CME Term SOFR
1 Month + 0.85%,
0.73% Floor) 6.18%
(a)
11/15/2038 265,199
UBS Commercial Mortgage Trust ,
273,308 Series 2017-C4-A3 3.30% 10/15/2050 248,637
324,000 Series 2018-C10-C 5.22%
(e)
05/15/2051 255,185
200,000 Series 2018-C8-C 4.84%
(e)
02/15/2051 160,747
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Wells Fargo Commercial Mortgage Trust ,
306,000 Series 2017-C41-B 4.19%
(e)
11/15/2050 251,209
320,000 Series 2018-C45-C 4.73% 06/15/2051 266,020
246,000 Series 2021-C60-A3 2.06% 08/15/2054 191,939
WFRBS Commercial Mortgage Trust ,
9,254,963 Series 2014-C21-XA 1.15%
(e)(f)
08/15/2047 62,826
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $10,914,660) 10,246,046
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS
10.1%
BRAVO Residential Funding Trust ,
1,247,404
Series
2023-NQM3-A1
4.85%
(a)
(b)(e)
09/25/2062 1,196,041
1,991,339
Series
2023-NQM5-A1 6.50%
(a)(b)
06/25/2063 1,981,336
Citigroup Mortgage Loan Trust ,
533,616
Series
2007-AR8-2A1A 4.39%
(e)
07/25/2037 462,261
Connecticut Avenue Securities Trust ,
500,000
Series 2022-R01-
1M2 (Secured
Overnight
Financing Rate
30 Day Average +
1.90%) 7.21%
(a)
12/25/2041 491,512
Deephaven Residential Mortgage Trust ,
1,003,489  Series 2022-2-A1 4.30%
(a)(e)
03/25/2067 923,617
FHLMC STACR REMIC Trust ,
500,000
Series 2022-DNA2-
M1B (Secured
Overnight
Financing Rate
30 Day Average +
2.40%) 7.71%
(a)
02/25/2042 503,489
HOMES Trust ,
922,746
Series
2023-NQM1-A1 6.18%
(a)(b)
01/25/2068 916,044
Legacy Mortgage Asset Trust ,
444,805  Series 2021-GS2-A1
1.75%
(a)
(b)(e)
04/25/2061 412,958
New Residential Mortgage Loan Trust ,
986,603
Series
2019-RPL2-A1 3.25%
(a)(e)
02/25/2059 924,046
OBX Trust ,
922,352
Series
2023-NQM2-A1 6.32%
(a)(b)
01/25/2062 920,542
943,534
Series
2023-NQM3-A3 6.76%
(a)(b)
02/25/2063 938,329
RFMSI Trust ,
1,422,242  Series 2006-S4-A7 6.00% 04/25/2036 1,094,603
Structured Asset Mortgage Investments II Trust ,
1,388,113
Series 2007-AR3-
1A3 (CME Term
SOFR 1 Month
+ 0.53%, 0.42%
Floor) 5.85% 09/25/2047 1,137,660
Towd Point Mortgage Trust ,
1,824,631  Series 2018-5-A1 3.25%
(a)(e)
07/25/2058 1,676,331
878,174  Series 2020-2-A1A 1.64%
(a)(e)
04/25/2060 758,210
274,042  Series 2020-3-A1 3.09%
(a)(e)
02/25/2063 254,636
1,033,227  Series 2022-1-A1 3.75%
(a)(e)
07/25/2062 935,355
Verus Securitization Trust ,
531,820  Series 2021-8-A1 1.82%
(a)(e)
11/25/2066 440,261

Annual Report
|
September 30, 2023

The accompanying notes are an integral part of these financial statements.
September 30, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,388,402  Series 2023-4-A1 5.81%
(a)(b)
05/25/2068 1,361,652
904,238
Series
2023-INV1-A3 6.76%
(a)(b)
02/25/2068 897,033
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
427,242
Series
2006-AR16-2A1 3.44%
(e)
12/25/2036 366,815
Wells Fargo Mortgage Backed Securities Trust ,
357,219
Series
2006-AR14-2A1 6.32%
(e)
10/25/2036 313,293
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $19,395,843) 18,906,024
US CORPORATE BONDS 16.3%
520,000  AbbVie, Inc. 4.70% 05/14/2045 443,517
70,000  Academy Ltd. 6.00%
(a)
11/15/2027 66,241
235,000  AdaptHealth LLC 5.13%
(a)
03/01/2030 182,308
195,000
Advanced Drainage
Systems, Inc. 6.38%
(a)
06/15/2030 187,509
130,000
AEP Transmission
Co. LLC 5.40% 03/15/2053 121,113
40,000
Aethon United
BR LP 8.25%
(a)
02/15/2026 39,723
270,000  Air Lease Corp. 1.88% 08/15/2026 240,034
435,000
Alexandria Real
Estate Equities,
Inc. 3.00% 05/18/2051 246,112
65,000
Alliant Holdings
Intermediate LLC 6.75%
(a)
04/15/2028 62,792
175,000
Allied Universal
Holdco LLC 6.63%
(a)
07/15/2026 166,059
70,000
Allied Universal
Holdco LLC 9.75%
(a)
07/15/2027 62,712
195,000
American Airlines,
Inc. 7.25%
(a)
02/15/2028 186,634
105,000
American Airlines,
Inc. 5.75%
(a)
04/20/2029 97,742
285,000
American Express
Co. 5.85% 11/05/2027 287,188
70,000  Amgen, Inc. 5.25% 03/02/2030 68,417
135,000  Amgen, Inc. 5.75% 03/02/2063 124,650
35,000
AmWINS Group,
Inc. 4.88%
(a)
06/30/2029 30,714
220,000
AssuredPartners,
Inc. 5.63%
(a)
01/15/2029 190,727
405,000  AT&T, Inc. 3.50% 09/15/2053 250,451
230,000
AthenaHealth
Group, Inc. 6.50%
(a)
02/15/2030 192,658
430,000
Athene Global
Funding (Secured
Overnight
Financing Rate
Compounded
Index + 0.56%) 5.90%
(a)
08/19/2024 425,841
80,000
Bank of America
Corp. (Secured
Overnight
Financing Rate +
1.11%) 3.84% 04/25/2025 78,879
45,000
Bank of America
Corp. (Secured
Overnight
Financing Rate +
1.75%) 4.83% 07/22/2026 43,886
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
558,000
Bank of America
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.20%) 2.48% 09/21/2036 406,420
115,000
Bausch & Lomb
Escrow Corp. 8.38%
(a)
10/01/2028 115,485
60,000
BCPE Empire
Holdings, Inc. 7.63%
(a)
05/01/2027 57,058
160,000
Beacon Roofing
Supply, Inc. 6.50%
(a)
08/01/2030 155,229
225,000
Becton Dickinson
& Co. 4.69% 02/13/2028 218,236
15,000
Blackstone
Holdings Finance
Co. LLC 2.00%
(a)
01/30/2032 10,952
275,000  Boeing Co. (The) 2.95% 02/01/2030 231,595
75,000  Boyd Gaming Corp. 4.75%
(a)
06/15/2031 63,913
50,000  Boyne USA, Inc. 4.75%
(a)
05/15/2029 43,792
225,000
BP Capital Markets
America, Inc. 4.89% 09/11/2033 211,355
715,000  Broadcom, Inc. 3.50%
(a)
02/15/2041 497,327
95,000
Brooklyn Union
Gas Co. (The) 4.49%
(a)
03/04/2049 67,166
5,000
Brown & Brown,
Inc. 2.38% 03/15/2031 3,868
90,000
Builders
FirstSource, Inc. 5.00%
(a)
03/01/2030 80,349
20,000
Builders
FirstSource, Inc. 6.38%
(a)
06/15/2032 18,852
140,000
Caesars
Entertainment,
Inc. 7.00%
(a)
02/15/2030 136,377
50,000
Callon Petroleum
Co. 7.50%
(a)
06/15/2030 48,543
50,000  Calpine Corp. 5.13%
(a)
03/15/2028 44,579
210,000  Carnival Corp. 5.75%
(a)
03/01/2027 190,279
125,000  CCO Holdings LLC 5.13%
(a)
05/01/2027 116,595
145,000  CCO Holdings LLC 4.75%
(a)
02/01/2032 116,162
3,000
Cengage Learning,
Inc. 9.50%
(a)
06/15/2024 3,020
75,000  Central Parent LLC 8.00%
(a)
06/15/2029 74,790
560,000
Charter
Communications
Operating LLC 4.91% 07/23/2025 547,388
305,000
Cheniere Energy,
Inc. 4.63% 10/15/2028 280,712
70,000
Chesapeake Energy
Corp. 5.88%
(a)
02/01/2029 65,930
40,000  Chord Energy Corp. 6.38%
(a)
06/01/2026 39,260
30,000
CHS/Community
Health Systems,
Inc. 6.00%
(a)
01/15/2029 24,260
15,000
Citigroup, Inc. (CME
Term SOFR 3
Month + 1.65%) 3.67% 07/24/2028 13,767
485,000
Citigroup, Inc.
(Secured
Overnight
Financing Rate +
1.35%) 3.06% 01/25/2033 383,593
95,000
Civitas Resources,
Inc. 8.38%
(a)
07/01/2028 96,781

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
25,000
Clear Channel
Outdoor
Holdings, Inc. 7.75%
(a)
04/15/2028 19,998
60,000
CNX Resources
Corp. 6.00%
(a)
01/15/2029 56,122
265,000  Comcast Corp. 3.40% 04/01/2030 233,881
50,000  CommScope, Inc. 6.00%
(a)
03/01/2026 46,730
270,000
Constellation
Brands, Inc. 3.15% 08/01/2029 236,759
65,000  Coty, Inc. 5.00%
(a)
04/15/2026 62,513
190,000  Coty, Inc. 6.63%
(a)
07/15/2030 185,719
287,000  Crown Castle, Inc. 3.65% 09/01/2027 263,687
350,000  CSX Corp. 3.80% 11/01/2046 256,555
65,000  CVS Health Corp. 5.13% 02/21/2030 62,544
110,000  CVS Health Corp. 5.30% 06/01/2033 104,259
160,000  CVS Health Corp. 5.88% 06/01/2053 148,086
488,000  Dollar Tree, Inc. 4.00% 05/15/2025 472,523
165,000  DTE Energy Co. 4.22%
(b)
11/01/2024 161,984
140,000
Duke Energy
Carolinas LLC 3.55% 03/15/2052 95,861
85,000  Duke Energy Corp. 4.30% 03/15/2028 80,653
85,000
Dun & Bradstreet
Corp. (The) 5.00%
(a)
12/15/2029 73,386
275,000
Elevance Health,
Inc. 2.38% 01/15/2025 262,753
95,000
Elevance Health,
Inc. 4.55% 05/15/2052 76,984
295,000  Energy Transfer LP 4.75% 01/15/2026 287,142
90,000
Entergy Louisiana
LLC 4.75% 09/15/2052 74,182
95,000
EQM Midstream
Partners LP 6.50%
(a)
07/01/2027 92,860
150,000  Equinix, Inc. 3.90% 04/15/2032 128,297
255,000  Equinix, Inc. 2.95% 09/15/2051 146,869
335,000
Essential Utilities,
Inc. 2.70% 04/15/2030 276,270
200,000  Exelon Corp. 5.15% 03/15/2028 196,407
90,000  Exelon Corp. 4.10% 03/15/2052 65,222
230,000  Expedia Group, Inc. 5.00% 02/15/2026 225,337
245,000  Expedia Group, Inc. 3.25% 02/15/2030 207,378
75,000  Ferrellgas LP 5.38%
(a)
04/01/2026 70,382
35,000
Fertitta
Entertainment
LLC 6.75%
(a)
01/15/2030 28,570
210,000
Fortrea Holdings,
Inc. 7.50%
(a)
07/01/2030 204,596
60,000
Frontier
Communications
Holdings LLC 5.88%
(a)
10/15/2027 54,625
285,000
General Motors
Financial Co., Inc. 2.40% 10/15/2028 236,448
80,000
Gilead Sciences,
Inc. 5.55% 10/15/2053 76,974
115,000
Global Payments,
Inc. 4.95% 08/15/2027 110,594
550,000
Goldman Sachs
Group, Inc.
(The) (Secured
Overnight
Financing Rate +
0.82%) 6.14% 09/10/2027 540,181
45,000  Griffon Corp. 5.75% 03/01/2028 40,899
40,000
Gulfport Energy
Corp. 8.00%
(a)
05/17/2026 40,085
310,000  HCA, Inc. 4.13% 06/15/2029 280,782
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
90,000
Hess Midstream
Operations LP 5.50%
(a)
10/15/2030 81,881
105,000
Hewlett Packard
Enterprise Co. 5.90% 10/01/2024 104,944
210,000  Hilcorp Energy I LP 5.75%
(a)
02/01/2029 189,855
335,000
Host Hotels &
Resorts LP 3.50% 09/15/2030 278,100
160,000
Hyundai Capital
America 5.68%
(a)
06/26/2028 156,523
260,000  Intuit, Inc. 5.50% 09/15/2053 249,638
370,000
Invitation Homes
Operating
Partnership LP 2.70% 01/15/2034 270,676
190,000  Iron Mountain, Inc. 7.00%
(a)
02/15/2029 185,999
140,000
JPMorgan Chase
& Co. (Secured
Overnight
Financing Rate +
1.99%) 4.85% 07/25/2028 134,989
650,000
JPMorgan Chase
& Co. (Secured
Overnight
Financing Rate +
1.26%) 2.96% 01/25/2033 517,678
235,000
Kinder Morgan
Energy Partners
LP 6.95% 01/15/2038 242,143
40,000
Level 3 Financing,
Inc. 10.50%
(a)
05/15/2030 40,299
50,000
Light & Wonder
International,
Inc. 7.25%
(a)
11/15/2029 49,055
85,000  Lowe's Cos., Inc. 5.63% 04/15/2053 77,331
55,000  Madison IAQ LLC 4.13%
(a)
06/30/2028 47,529
110,000  Madison IAQ LLC 5.88%
(a)
06/30/2029 88,713
255,000
Marriott
International,
Inc. 3.13% 06/15/2026 238,509
260,000
Marvell
Technology, Inc. 5.95% 09/15/2033 255,337
260,000  McDonald's Corp. 3.60% 07/01/2030 232,280
55,000
McGraw-Hill
Education, Inc. 5.75%
(a)
08/01/2028 47,523
275,000
Medline Borrower
LP 5.25%
(a)
10/01/2029 238,014
330,000
Meta Platforms,
Inc. 4.45% 08/15/2052 261,446
40,000
Metis Merger Sub
LLC 6.50%
(a)
05/15/2029 33,837
300,000  MetLife, Inc. 5.25% 01/15/2054 268,197
85,000
Michaels Cos., Inc.
(The) 5.25%
(a)
05/01/2028 67,982
155,000
Midwest Gaming
Borrower LLC 4.88%
(a)
05/01/2029 132,147
105,000
ModivCare Escrow
Issuer, Inc. 5.00%
(a)
10/01/2029 75,514
401,000
Monongahela
Power Co. 5.40%
(a)
12/15/2043 355,281
650,000
Morgan Stanley
(Secured
Overnight
Financing Rate +
1.36%) 2.48% 09/16/2036 472,630

Annual Report
|
September 30, 2023

The accompanying notes are an integral part of these financial statements.
September 30, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
50,000
Nationstar
Mortgage
Holdings, Inc. 5.75%
(a)
11/15/2031 41,430
100,000  NCL Corp. Ltd. 8.38%
(a)
02/01/2028 101,527
255,000  NetApp, Inc. 1.88% 06/22/2025 238,581
155,000  Netflix, Inc. 4.88% 04/15/2028 150,349
160,000
NGL Energy
Operating LLC 7.50%
(a)
02/01/2026 158,385
80,000  NRG Energy, Inc. 3.63%
(a)
02/15/2031 60,783
80,000  NuStar Logistics LP 6.00% 06/01/2026 77,697
135,000
Occidental
Petroleum Corp. 6.63% 09/01/2030 136,936
40,000
OneMain Finance
Corp. 6.88% 03/15/2025 39,721
20,000  Oracle Corp. 6.25% 11/09/2032 20,258
35,000  Oracle Corp. 3.80% 11/15/2037 26,719
320,000  Oracle Corp. 3.60% 04/01/2050 207,179
125,000
Owens & Minor,
Inc. 6.63%
(a)
04/01/2030 111,085
340,000  Owens Corning 4.40% 01/30/2048 260,004
340,000
Pacific Gas and
Electric Co. 2.50% 02/01/2031 258,910
285,000
Packaging Corp. of
America 3.00% 12/15/2029 244,368
60,000
Pactiv Evergreen
Group Issuer LLC 4.38%
(a)
10/15/2028 52,125
80,000
Park Intermediate
Holdings LLC 4.88%
(a)
05/15/2029 67,772
120,000
Parker-Hannifin
Corp. 4.25% 09/15/2027 114,698
263,000
Penske Truck
Leasing Co. LP 4.20%
(a)
04/01/2027 245,128
50,000
Penske Truck
Leasing Co. LP 4.40%
(a)
07/01/2027 46,888
100,000
Performance Food
Group, Inc. 5.50%
(a)
10/15/2027 94,835
295,000
Philip Morris
International,
Inc. 5.13% 02/15/2030 283,059
140,000  Phillips 66 Co. 4.95% 12/01/2027 137,277
55,000  Pike Corp. 5.50%
(a)
09/01/2028 48,173
50,000  Post Holdings, Inc. 5.50%
(a)
12/15/2029 45,385
125,000  Qorvo, Inc. 1.75%
(a)
12/15/2024 117,607
355,000
Quanta Services,
Inc. 2.35% 01/15/2032 266,638
30,000  Realogy Group LLC 5.75%
(a)
01/15/2029 21,732
115,000
Realty Income
Corp. 5.05% 01/13/2026 113,419
115,000
Regal Rexnord
Corp. 6.05%
(a)
02/15/2026 113,769
80,000
Roller Bearing Co.
of America, Inc. 4.38%
(a)
10/15/2029 68,913
160,000
Royal Caribbean
Cruises Ltd. 7.25%
(a)
01/15/2030 158,759
390,000  Royalty Pharma plc 3.30% 09/02/2040 255,651
110,000  Ryder System, Inc. 5.65% 03/01/2028 108,972
225,000
Sabine Pass
Liquefaction LLC 5.00% 03/15/2027 218,386
55,000
San Diego Gas &
Electric Co. 5.35% 04/01/2053 50,080
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
325,000
Santander
Holdings USA,
Inc. (Secured
Overnight
Financing Rate +
1.25%) 2.49% 01/06/2028 282,383
110,000
Scientific Games
Holdings LP 6.63%
(a)
03/01/2030 95,019
45,000
Scripps Escrow II,
Inc. 3.88%
(a)
01/15/2029 33,891
105,000
Sirius XM Radio,
Inc. 5.50%
(a)
07/01/2029 92,994
20,000
Sitio Royalties
Operating
Partnership LP 7.88%
(a)
11/01/2028 20,063
351,000
Smithfield Foods,
Inc. 4.25%
(a)
02/01/2027 324,633
325,000
Southern Co. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.92%) 3.75% 09/15/2051 284,277
30,000
SRS Distribution,
Inc. 6.13%
(a)
07/01/2029 25,579
50,000  Staples, Inc. 7.50%
(a)
04/15/2026 41,196
95,000
Suburban Propane
Partners LP 5.00%
(a)
06/01/2031 79,418
655,000  Synchrony Financial 2.88% 10/28/2031 464,662
280,000  Sysco Corp. 5.95% 04/01/2030 282,449
200,000
Tenet Healthcare
Corp. 6.13% 06/15/2030 187,760
255,000  T-Mobile USA, Inc. 4.75% 02/01/2028 244,674
55,000
Townsquare Media,
Inc. 6.88%
(a)
02/01/2026 52,008
85,000  TransDigm, Inc. 5.50% 11/15/2027 79,674
78,750
Transocean
Poseidon Ltd. 6.88%
(a)
02/01/2027 77,614
135,000
Trident TPI
Holdings, Inc. 12.75%
(a)
12/31/2028 141,244
115,000
Truist Financial
Corp. (Secured
Overnight
Financing Rate +
1.44%) 4.87% 01/26/2029 107,993
50,000  United Airlines, Inc. 4.63%
(a)
04/15/2029 43,029
230,000
UnitedHealth
Group, Inc. 5.05% 04/15/2053 205,966
55,000
UnitedHealth
Group, Inc. 4.95% 05/15/2062 47,492
55,000
Univision
Communications,
Inc. 7.38%
(a)
06/30/2030 50,332
75,000  US Foods, Inc. 4.75%
(a)
02/15/2029 67,121
95,000  US Foods, Inc. 7.25%
(a)
01/15/2032 95,023
95,000
Venture Global
LNG, Inc. 8.13%
(a)
06/01/2028 94,133
35,000
Venture Global
LNG, Inc. 8.38%
(a)
06/01/2031 34,441
260,000  Veralto Corp. 5.35%
(a)
09/18/2028 257,187
50,000
Victoria's Secret
& Co. 4.63%
(a)
07/15/2029 36,309
135,000  Viking Cruises Ltd. 5.88%
(a)
09/15/2027 123,353
195,000  Viking Cruises Ltd. 9.13%
(a)
07/15/2031 195,289

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
60,000
Vistra Operations
Co. LLC 7.75%
(a)
10/15/2031 59,161
50,000  VT Topco, Inc. 8.50%
(a)
08/15/2030 49,578
175,000
WASH Multifamily
Acquisition, Inc. 5.75%
(a)
04/15/2026 163,607
80,000
Weatherford
International Ltd. 8.63%
(a)
04/30/2030 80,683
140,000
Wells Fargo &
Co. (Secured
Overnight
Financing Rate +
1.98%) 4.81% 07/25/2028 133,627
290,000
Wells Fargo &
Co. (Secured
Overnight
Financing Rate +
1.74%) 5.57% 07/25/2029 283,038
330,000  Welltower OP LLC 2.05% 01/15/2029 273,042
254,000
Willis North
America, Inc. 4.50% 09/15/2028 238,468
260,000  Workday, Inc. 3.70% 04/01/2029 235,966
60,000
WR Grace Holdings
LLC 5.63%
(a)
08/15/2029 48,592
225,000  WRKCo, Inc. 3.75% 03/15/2025 218,527
235,000  XHR LP 4.88%
(a)
06/01/2029 200,003
Total US Corporate Bonds
(Cost $32,310,844) 30,753,383
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 19.1%
FHLMC STRIPS ,
2,131,730  Series 358-300 3.00% 10/15/2047 1,850,988
FHLMC UMBS ,
2,575,555  Pool RA7673 4.50% 07/01/2052 2,368,071
1,396,836  Pool RA7930 4.50% 09/01/2052 1,284,232
1,857,712  Pool RA7939 5.00% 09/01/2052 1,755,717
2,913,059  Pool SD2434 3.00% 08/01/2052 2,418,101
1,983,542  Pool SD3574 3.00% 11/01/2048 1,678,369
1,684,704  Pool SD3803 2.00% 02/01/2052 1,304,910
1,525,000  Pool SD3892 5.50% 09/01/2053 1,478,863
FNMA REMICS ,
1,143,300  Series 2017-112-ZC 3.00% 01/25/2048 848,317
1,419,137  Series 2018-53-Z 3.50% 07/25/2048 1,157,682
2,829,624
Series 2019-5-
FE (Secured
Overnight
Financing Rate
30 Day Average
+ 0.56%, 0.45%
Floor, 6.50% Cap) 5.88% 03/25/2049 2,734,781
FNMA UMBS ,
3,323,004  Pool CA8256 2.50% 12/01/2050 2,648,089
1,880,175  Pool CB4573 5.00% 09/01/2052 1,777,385
2,008,443  Pool FS1472 3.50% 11/01/2050 1,753,299
2,885,512  Pool FS3708 5.00% 01/01/2053 2,726,919
2,762,495  Pool MA4600 3.50% 05/01/2052 2,380,613
585,229  Pool MA4655 4.00% 07/01/2052 521,896
GNMA ,
1,253,347  Pool 785717 3.00% 11/20/2051 1,052,674
900,456  Pool 786227 3.00% 04/20/2052 759,566
1,392,489
Series
2013-116-WU 3.00% 12/20/2042 1,323,753
1,219,990  Series 2021-58-HP 3.00% 08/20/2050 1,043,973
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,136,804  Series 2022-23-BA 3.00% 05/20/2049 996,862
Total US Government and Agency Mortgage
Backed Obligations
(Cost $37,653,647) 35,865,060
US GOVERNMENT AND AGENCY OBLIGATIONS 23.1%
4,150,000
U.S. Treasury
Bonds 3.88% 05/15/2043 3,608,555
34,500,000
U.S. Treasury
Bonds 4.13% 08/15/2053 31,324,922
9,000,000  U.S. Treasury Notes 3.88% 08/15/2033 8,505,001
Total US Government and Agency
Obligations
(Cost $44,177,847) 43,438,478
SHORT TERM INVESTMENTS 1.4%
1,284,868
JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.27%
(g)
1,284,868
1,284,867
Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.27%
(g)
1,284,867
Total Short Term Investments
(Cost $2,569,735) 2,569,735
Total Investments 100.4%
(Cost $194,389,695) 188,786,310
Liabilities in Excess of Other Assets (0.4)% (709,379)
NET ASSETS 100.0% $188,076,931

Annual Report
|
September 30, 2023

The accompanying notes are an integral part of these financial statements.
September 30, 2023
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations 23.1%
US Government and Agency Mortgage Backed Obligations 19.1
Non-Agency Residential Collateralized Mortgage Obligations 10.1
Asset Backed Obligations 9.6
Non-Agency Commercial Mortgage Backed Obligations 5.4
Banking 4.8
Collateralized Loan Obligations 4.5
Technology 1.8
Electric 1.7
Short Term Investments 1.4
Midstream 1.3
Healthcare 1.0
Food and Beverage 1.0
Pharmaceuticals 0.7
Transportation Services 0.7
Cable Satellite 0.6
Independent 0.6
Consumer Cyclical Services 0.6
Government Owned, No Guarantee 0.5
Finance Companies 0.5
Hotels, Restaurants & Leisure 0.5
Building Materials 0.5
Software 0.4
Wireless 0.4
Diversified Manufacturing 0.4
Leisure 0.4
Retailers 0.4
Chemicals 0.4
Life 0.4
Media Entertainment 0.3
Oil Field Services 0.3
Health Insurance 0.3
Aerospace & Defense 0.3
Metals and Mining 0.3
Other REITs 0.3
Wirelines 0.3
P&C 0.3
Gaming 0.3
Paper 0.2
Refining 0.2
Commercial Services & Supplies 0.2
Automotive 0.2
Local Authority 0.2
Railroads 0.2
Health Care Equipment & Supplies 0.2
Airlines 0.2
Other Industrial 0.2
Specialty Retail 0.2
Tobacco 0.2
Financial Services 0.2
Other Utility 0.2
Healthcare REITs 0.1
Apartment REITs 0.1
Insurance 0.1
Restaurants 0.1
Health Care Providers & Services 0.1
Consumer Products 0.1
Office REITs 0.1
Entertainment 0.1
Lodging 0.1
Integrated 0.1
Government Sponsored 0.1
Packaging 0.1
INVESTMENT BREAKDOWN as a % of Net Assets:
(Cont.)
Media 0.1%
Diversified Consumer Services 0.1
Foreign Government Bonds, Foreign Agencies and Foreign
Government Sponsored Corporations 0.1
Capital Markets 0.1
Professional Services 0.1
Distributors 0.1
Electric Utilities 0.1
Machinery 0.1
Retail REITs 0.1
Automobile Components 0.1
Consumer Finance 0.1
Containers & Packaging 0.0
(h)
Natural Gas 0.0
(h)
Oil, Gas & Consumable Fuels 0.0
(h)
Food Products 0.0
(h)
IT Services 0.0
(h)
Building Products 0.0
(h)
Diversified Telecommunication Services 0.0
(h)
Brokerage, Asset Managers & Exchanges 0.0
(h)
Other Assets and Liabilities (0.4)
100.0%

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(d) Perpetual maturity. The date disclosed is the next call date of the security.
(e) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(f) Interest only security
(g) Seven-day yield as of period end
(h) Represents less than 0.05% of net assets
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities

Schedules of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
September 30, 2023
Annual Report
|
September 30, 2023

The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.7%
AUTOMOBILE COMPONENTS 0.3%
6,493 Aptiv plc
(a)
640,145
5,395 BorgWarner, Inc. 217,796
857,941
AUTOMOBILES 5.7%
89,926 Ford Motor Co. 1,116,881
31,501 General Motors Co. 1,038,588
55,486 Tesla, Inc.
(a)
13,883,707
16,039,176
BANKS 5.9%
106,480 Bank of America Corp. 2,915,422
29,659 Citigroup, Inc. 1,219,875
7,274 Citizens Financial Group, Inc. 194,943
2,030 Comerica, Inc. 84,347
10,487 Fifth Third Bancorp 265,636
22,301 Huntington Bancshares, Inc. 231,930
44,760 JPMorgan Chase & Co. 6,491,095
14,415 KeyCorp 155,105
2,556 M&T Bank Corp. 323,206
6,135 PNC Financial Services Group, Inc. (The) 753,194
14,452 Regions Financial Corp. 248,574
20,516 Truist Financial Corp. 586,963
23,980 US Bancorp 792,779
56,352 Wells Fargo & Co. 2,302,543
2,282 Zions Bancorp NA 79,619
16,645,231
BEVERAGES 5.2%
6,336 Brown-Forman Corp. - Class B 365,524
56,329 Coca-Cola Co. (The) 3,153,297
5,552 Constellation Brands, Inc. - Class A 1,395,384
34,693 Keurig Dr Pepper, Inc. 1,095,258
6,388 Molson Coors Beverage Co. - Class B 406,213
25,587 Monster Beverage Corp.
(a)
1,354,832
41,160 PepsiCo, Inc. 6,974,150
14,744,658
BROADLINE RETAIL 5.7%
121,622 Amazon.com, Inc.
(a)
15,460,589
12,245 eBay, Inc. 539,882
2,831 Etsy, Inc.
(a)
182,826
16,183,297
CAPITAL MARKETS 5.5%
1,580 Ameriprise Financial, Inc. 520,894
11,995 Bank of New York Mellon Corp. (The) 511,587
2,161 BlackRock, Inc. 1,397,065
10,933 Blackstone, Inc. 1,171,362
1,624 Cboe Global Markets, Inc. 253,685
22,904 Charles Schwab Corp. (The) 1,257,430
5,542 CME Group, Inc. 1,109,619
588 FactSet Research Systems, Inc. 257,109
4,381 Franklin Resources, Inc. 107,685
5,078 Goldman Sachs Group, Inc. (The) 1,643,088
8,814 Intercontinental Exchange, Inc. 969,716
6,909 Invesco Ltd. 100,319
580 MarketAxess Holdings, Inc. 123,911
2,430 Moody's Corp. 768,293
19,652 Morgan Stanley 1,604,979
1,218 MSCI, Inc. - Class A 624,931
5,221 Nasdaq, Inc. 253,688
3,189 Northern Trust Corp. 221,572
2,896 Raymond James Financial, Inc. 290,845
SHARES SECURITY DESCRIPTION VALUE $
5,012 S&P Global, Inc. 1,831,435
4,907 State Street Corp. 328,573
3,456 T Rowe Price Group, Inc. 362,431
15,710,217
CONSUMER FINANCE 0.9%
8,961 American Express Co. 1,336,892
5,876 Capital One Financial Corp. 570,266
3,850 Discover Financial Services 333,525
6,442 Synchrony Financial 196,932
2,437,615
CONSUMER STAPLES DISTRIBUTION & RETAIL 7.2%
13,198 Costco Wholesale Corp. 7,456,342
7,551 Dollar General Corp. 798,896
7,201 Dollar Tree, Inc.
(a)
766,546
22,796 Kroger Co. (The) 1,020,121
17,396 Sysco Corp. 1,149,006
15,907 Target Corp. 1,758,837
24,613 Walgreens Boots Alliance, Inc. 547,393
42,536 Walmart, Inc. 6,802,783
20,299,924
DISTRIBUTORS 0.4%
3,225 Genuine Parts Co. 465,625
6,147 LKQ Corp. 304,338
898 Pool Corp. 319,778
1,089,741
DIVERSIFIED TELECOMMUNICATION SERVICES 1.9%
160,339 AT&T, Inc. 2,408,292
94,289 Verizon Communications, Inc. 3,055,906
5,464,198
ENTERTAINMENT 3.7%
16,046 Activision Blizzard, Inc. 1,502,387
5,528 Electronic Arts, Inc. 665,571
3,181 Live Nation Entertainment, Inc.
(a)
264,150
9,939 Netflix, Inc.
(a)
3,752,966
3,543 Take-Two Interactive Software, Inc.
(a)
497,402
41,038 Walt Disney Co. (The)
(a)
3,326,130
49,746 Warner Bros Discovery, Inc.
(a)
540,242
10,548,848
FINANCIAL SERVICES 8.5%
28,089 Berkshire Hathaway, Inc. - Class B
(a)
9,839,577
9,126 Fidelity National Information Services, Inc. 504,394
9,389 Fiserv, Inc.
(a)
1,060,581
1,139 FleetCor Technologies, Inc.
(a)
290,832
4,004 Global Payments, Inc. 462,022
1,123 Jack Henry & Associates, Inc. 169,730
12,815 Mastercard, Inc. - Class A 5,073,587
16,913 PayPal Holdings, Inc.
(a)
988,734
24,748 Visa, Inc. - Class A 5,692,287
24,081,744
FOOD PRODUCTS 4.3%
18,402 Archer-Daniels-Midland Co. 1,387,879
5,175 Bunge Ltd. 560,194
6,803 Campbell Soup Co. 279,467
16,443 Conagra Brands, Inc. 450,867
20,192 General Mills, Inc. 1,292,086
5,179 Hershey Co. (The) 1,036,214
9,992 Hormel Foods Corp. 379,996
3,524 J M Smucker Co. (The) 433,135
9,098 Kellogg Co. 541,422
27,593 Kraft Heinz Co. (The) 928,229

DoubleLine ETF Trust
Schedules of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
5,035 Lamb Weston Holdings, Inc. 465,536
8,664 McCormick & Co., Inc. (Non-Voting) 655,345
46,935 Mondelez International, Inc. - Class A 3,257,289
9,849 Tyson Foods, Inc. - Class A 497,276
12,164,935
HOTELS, RESTAURANTS & LEISURE 5.8%
9,741 Airbnb, Inc. - Class A
(a)
1,336,563
819 Booking Holdings, Inc.
(a)
2,525,755
4,931 Caesars Entertainment, Inc.
(a)
228,552
22,981 Carnival Corp.
(a)
315,299
634 Chipotle Mexican Grill, Inc. - Class A
(a)
1,161,380
2,774 Darden Restaurants, Inc. 397,292
803 Domino's Pizza, Inc. 304,169
3,168 Expedia Group, Inc.
(a)
326,526
5,995 Hilton Worldwide Holdings, Inc. 900,329
7,474 Las Vegas Sands Corp. 342,608
5,775 Marriott International, Inc. - Class A 1,135,134
11,804 McDonald's Corp. 3,109,646
6,420 MGM Resorts International 235,999
9,707 Norwegian Cruise Line Holdings Ltd.
(a)
159,971
5,385 Royal Caribbean Cruises Ltd.
(a)
496,174
26,332 Starbucks Corp. 2,403,322
2,197 Wynn Resorts Ltd. 203,025
6,415 Yum! Brands, Inc. 801,490
16,383,234
HOUSEHOLD DURABLES 1.0%
6,986 DR Horton, Inc. 750,785
3,519 Garmin Ltd. 370,199
5,813 Lennar Corp. - Class A 652,393
1,215 Mohawk Industries, Inc.
(a)
104,259
75 NVR, Inc.
(a)
447,248
5,023 PulteGroup, Inc. 371,953
1,259 Whirlpool Corp. 168,328
2,865,165
HOUSEHOLD PRODUCTS 5.3%
8,488 Church & Dwight Co., Inc. 777,755
4,259 Clorox Co. (The) 558,184
28,496 Colgate-Palmolive Co. 2,026,351
11,642 Kimberly-Clark Corp. 1,406,936
70,379 Procter & Gamble Co. (The) 10,265,481
15,034,707
INSURANCE 4.2%
8,327 Aflac, Inc. 639,097
4,028 Allstate Corp. (The) 448,759
10,965 American International Group, Inc. 664,479
3,124 Aon plc - Class A 1,012,863
5,744 Arch Capital Group Ltd.
(a)
457,854
3,319 Arthur J Gallagher & Co. 756,500
817 Assurant, Inc. 117,305
3,625 Brown & Brown, Inc. 253,170
6,326 Chubb Ltd. 1,316,947
2,416 Cincinnati Financial Corp. 247,133
668 Everest Group Ltd. 248,276
1,338 Globe Life, Inc. 145,481
4,711 Hartford Financial Services Group, Inc. (The) 334,057
2,849 Loews Corp. 180,370
7,607 Marsh & McLennan Cos., Inc. 1,447,612
9,730 MetLife, Inc. 612,114
3,424 Principal Financial Group, Inc. 246,768
9,015 Progressive Corp. (The) 1,255,790
5,592 Prudential Financial, Inc. 530,625
3,527 Travelers Cos., Inc. (The) 575,994
SHARES SECURITY DESCRIPTION VALUE $
3,132 W R Berkley Corp. 198,851
1,614 Willis Towers Watson plc 337,261
12,027,306
INTERACTIVE MEDIA & SERVICES 16.8%
133,067 Alphabet, Inc. - Class A
(a)
17,413,148
113,194 Alphabet, Inc. - Class C
(a)
14,924,629
6,237 Match Group, Inc.
(a)
244,334
49,849 Meta Platforms, Inc. - Class A
(a)
14,965,168
47,547,279
LEISURE PRODUCTS 0.1%
3,003 Hasbro, Inc. 198,618
MEDIA 2.2%
2,283 Charter Communications, Inc. - Class A
(a)
1,004,109
92,308 Comcast Corp. - Class A 4,092,937
5,690 Fox Corp. - Class A 177,528
2,959 Fox Corp. - Class B 85,456
8,634 Interpublic Group of Cos., Inc. (The) 247,450
8,545 News Corp. - Class A 171,413
2,591 News Corp. - Class B 54,074
4,432 Omnicom Group, Inc. 330,095
10,815 Paramount Global - Class B 139,514
6,302,576
PERSONAL CARE PRODUCTS 0.8%
7,967 Estee Lauder Cos., Inc. (The) - Class A 1,151,630
59,419 Kenvue, Inc. 1,193,133
2,344,763
SPECIALTY RETAIL 4.6%
416 AutoZone, Inc.
(a)
1,056,636
5,269 Bath & Body Works, Inc. 178,092
4,469 Best Buy Co., Inc. 310,461
3,611 CarMax, Inc.
(a)
255,406
10,015 Home Depot, Inc. (The) 3,026,132
13,471 Lowe's Cos., Inc. 2,799,813
1,388 O'Reilly Automotive, Inc.
(a)
1,261,498
7,844 Ross Stores, Inc. 885,980
26,378 TJX Cos., Inc. (The) 2,344,477
2,492 Tractor Supply Co. 506,001
1,145 Ulta Beauty, Inc.
(a)
457,370
13,081,866
TEXTILES, APPAREL & LUXURY GOODS 1.1%
28,173 NIKE, Inc. - Class B 2,693,902
930 Ralph Lauren Corp. - Class A 107,964
5,335 Tapestry, Inc. 153,381
7,629 VF Corp. 134,805
3,090,052
TOBACCO 2.0%
61,297 Altria Group, Inc. 2,577,539
35,167 Philip Morris International, Inc. 3,255,761
5,833,300
WIRELESS TELECOMMUNICATION SERVICES 0.6%
11,610 T-Mobile US, Inc.
(a)
1,625,980
Total Common Stocks
(Cost $287,950,941) 282,602,371
SHORT TERM INVESTMENTS 0.3%
356,514 JPMorgan U.S. Government Money
Market Fund - Class IM 5.27%
(b)
356,514

Annual Report
|
September 30, 2023

The accompanying notes are an integral part of these financial statements.
September 30, 2023
Click here to add static content to this content block.
SHARES SECURITY DESCRIPTION VALUE $
356,514 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 5.27%
(b)
356,514
Total Short Term Investments
(Cost $713,028) 713,028
Total Investments 100.0%
(Cost $288,663,969) 283,315,399
Other Assets in Excess of Liabilities 0.0%
(c)
130,494
NET ASSETS 100.0% $283,445,893
(a) Non-income producing security
(b) Seven-day yield as of period end
(c) Represents less than 0.05% of net assets.

Schedules of Investments DoubleLine Commercial Real Estate ETF
September 30, 2023

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 7.8%
AREIT Trust ,
465,085 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.53%
(a)
11/17/2038 459,415
BDS ,
1,033,839 Series 2021-FL8-A
(CME Term SOFR
1 Month + 1.03%,
0.92% Floor) 6.37%
(a)
01/18/2036 1,023,974
BXMT Ltd. ,
749,808 Series 2020-FL2-A
(CME Term SOFR
1 Month + 1.01%,
1.01% Floor) 6.35%
(a)
02/15/2038 707,763
CLNC Ltd. ,
22,162 Series 2019-FL1-A
(CME Term SOFR
1 Month + 1.36%,
1.25% Floor) 6.69%
(a)
08/20/2035 22,184
HERA Commercial Mortgage Ltd. ,
172,550 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor) 6.50%
(a)
02/18/2038 167,885
LoanCore Issuer Ltd. ,
72,540 Series 2021-CRE4-A
(Secured
Overnight
Financing Rate
30 Day Average
+ 0.91%, 0.91%
Floor) 6.23%
(a)
07/15/2035 72,357
PFP Ltd. ,
500,000 Series 2023-10-A
(CME Term SOFR
1 Month + 2.36%,
2.37% Floor) 7.70%
(a)
09/16/2038 501,433
Ready Capital Mortgage Financing LLC ,
322,166 Series 2021-FL5-A
(CME Term SOFR
1 Month + 1.11%,
1.00% Floor) 6.43%
(a)
04/25/2038 319,870
728,664 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.63%
(a)
11/25/2036 720,498
STWD Ltd. ,
751,340 Series 2019-FL1-A
(CME Term SOFR
1 Month + 1.19%,
1.19% Floor) 6.53%
(a)
07/15/2038 737,440
Total Asset Backed Obligations
(Cost $4,716,957) 4,732,819
COLLATERALIZED LOAN OBLIGATIONS 17.8%
Arbor Realty Commercial Real Estate Notes Ltd. ,
230,000 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.18%,
1.18% Floor) 6.52%
(a)
08/15/2034 227,354
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BRSP Ltd. ,
750,000 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor) 6.59%
(a)
08/19/2038 733,153
BSPDF Issuer Ltd. ,
650,000 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.65%
(a)
10/15/2036 635,859
BSPRT Issuer Ltd. ,
1,000,000 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor) 6.55%
(a)
03/15/2036 988,098
CHCP Ltd. ,
365,945 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor) 6.50%
(a)
02/15/2038 361,477
FS Rialto ,
491,711 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.33%,
1.33% Floor) 6.67%
(a)
05/16/2038 483,987
500,000 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.25% Floor) 6.70%
(a)
11/16/2036 493,639
FS Rialto Issuer LLC ,
750,000 Series 2022-FL4-A
(Secured
Overnight
Financing Rate
30 Day Average
+ 1.90%, 1.90%
Floor) 7.21%
(a)
01/19/2039 744,095
GPMT Ltd. ,
1,000,000 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor) 6.79%
(a)
12/15/2036 971,345
HGI CRE CLO Ltd. ,
672,857 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.11%,
1.11% Floor) 6.45%
(a)
09/17/2036 658,721
KREF Ltd. ,
540,000 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.18%,
1.07% Floor) 6.52%
(a)
02/15/2039 534,611
LFT CRE Ltd. ,
490,000 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.28%,
1.28% Floor) 6.62%
(a)
06/15/2039 485,376
LoanCore Issuer Ltd. ,
850,000 Series 2021-CRE5-A
(1 Month LIBOR
USD + 1.30%,
1.30% Floor)
(b)
6.75%
(a)
07/15/2036 840,256

Annual Report
|
September 30, 2023

The accompanying notes are an integral part of these financial statements.
September 30, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
760,000 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 6.75%
(a)
11/15/2038 745,495
MF1 Ltd. ,
247,864 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor) 6.55%
(a)
07/16/2036 242,483
850,000 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.53%
(a)
10/16/2036 837,083
TRTX Issuer Ltd. ,
750,000 Series 2022-FL5-A
(Secured
Overnight
Financing Rate
30 Day Average
+ 1.65%, 1.65%
Floor) 6.96%
(a)
02/15/2039 736,690
Total Collateralized Loan Obligations
(Cost $10,614,696) 10,719,722
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 50.1%
3650R Commercial Mortgage Trust ,
482,883 Series 2021-PF1-A1 1.12% 11/15/2054 443,963
BAMLL Commercial Mortgage Securities Trust ,
650,000 Series 2018-DSNY-A
(CME Term SOFR
1 Month + 0.90%,
0.85% Floor) 6.48%
(a)
09/15/2034 647,219
BANK ,
518,951 Series
2019-BN22-A1 2.08% 11/15/2062 505,653
653,595 Series
2021-BN33-A1 0.61% 05/15/2064 601,290
791,187 Series
2022-BNK39-A1 1.74% 02/15/2055 731,567
150,236 Series
2023-BNK45-A1 5.43% 02/15/2056 146,870
BANK5 ,
107,277 Series
2023-5YR2-A1 6.20% 03/15/2028 107,067
22,300,000 Series
2023-5YR3-XA 0.79%
(c)(d)
09/15/2056 748,925
BBCMS Mortgage Trust ,
140,030 Series 2017-C1-ASB 3.49% 02/15/2050 133,068
233,993 Series 2023-C19-A1 5.70% 04/15/2056 229,707
Benchmark Mortgage Trust ,
12,967,716 Series 2019-B14-XA 0.90%
(c)(d)
12/15/2062 360,379
123,135 Series 2020-B16-A1 1.93% 02/15/2053 122,522
600,000 Series 2020-B19-A2 1.69% 09/15/2053 531,439
188,704 Series 2020-B21-A1 0.54% 12/17/2053 179,459
434,071 Series 2021-B28-A1 0.60% 08/15/2054 397,279
460,990 Series 2023-V2-A1 5.85% 05/15/2055 453,775
14,095,448 Series 2023-V2-XA 1.22%
(c)(d)
05/15/2055 543,831
BMO Mortgage Trust ,
622,064 Series 2022-C1-A1 2.20% 02/15/2055 581,947
160,698 Series 2022-C3-A1 5.43%
(c)
09/15/2054 157,679
BX Commercial Mortgage Trust ,
750,000 Series 2019-IMC-A
(CME Term SOFR
1 Month + 1.11%,
1.00% Floor) 6.45%
(a)
04/15/2034 744,471
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
500,924 Series 2020-VKNG-A
(CME Term SOFR
1 Month + 1.04%,
0.93% Floor) 6.38%
(a)
10/15/2037 496,096
600,000 Series 2021-ACNT-A
(CME Term SOFR
1 Month + 0.96%,
0.85% Floor) 6.30%
(a)
11/15/2038 589,241
750,000 Series 2021-CIP-A
(CME Term SOFR
1 Month + 1.04%,
0.92% Floor) 6.37%
(a)
12/15/2038 734,935
Citigroup Commercial Mortgage Trust ,
500,000 Series
2014-GC21-A5 3.86% 05/10/2047 493,975
750,000 Series
2015-GC27-A5 3.14% 02/10/2048 721,663
999,938 Series 2015-P1-A4 3.46% 09/15/2048 962,338
96,551 Series
2020-GC46-A1 1.85% 02/15/2053 93,090
Commercial Mortgage Trust ,
654,539 Series
2014-CR17-A4 3.70% 05/10/2047 646,578
520,000 Series
2014-CR18-AM 4.10% 07/15/2047 505,826
750,000 Series
2014-LC15-A4 4.01% 04/10/2047 743,186
355,000 Series
2014-UBS5-A4 3.84% 09/10/2047 344,352
390,000 Series 2015-DC1-A5 3.35% 02/10/2048 373,302
600,000 Series 2015-PC1-A5 3.90% 07/10/2050 576,823
CSAIL Commercial Mortgage Trust ,
1,031,473 Series 2015-C3-A3 3.45% 08/15/2048 988,388
124,856 Series 2020-C19-A1 1.30% 03/15/2053 119,365
Great Wolf Trust ,
750,000 Series
2019-WOLF-A
(CME Term SOFR
1 Month + 1.15%,
1.03% Floor) 6.48%
(a)
12/15/2036 746,564
GS Mortgage Securities Trust ,
860,000 Series
2014-GC18-A4 4.07% 01/10/2047 854,655
200,000 Series 2015-GC28-B 3.98% 02/10/2048 185,397
323,184 Series
2015-GC34-AAB 3.28% 10/10/2048 313,471
247,084 Series
2020-GC45-A1 2.02% 02/13/2053 242,017
IMT Trust ,
500,000 Series
2017-APTS-AFX 3.48%
(a)
06/15/2034 486,885
JPMBB Commercial Mortgage Securities Trust ,
500,000 Series 2014-C18-A5 4.08% 02/15/2047 494,810
1,004,000 Series 2014-C21-A5 3.77% 08/15/2047 983,444
636,457 Series 2015-C30-A4 3.55% 07/15/2048 603,758
517,995 Series 2015-C31-A3 3.80% 08/15/2048 489,369
680,000 Series 2015-C32-A5 3.60% 11/15/2048 635,520
Morgan Stanley Bank of America Merrill Lynch Trust ,
258,300 Series 2013-C10-AS 4.09%
(c)
07/15/2046 250,761
750,000 Series 2014-C16-AS 4.09% 06/15/2047 716,361
1,043,000 Series 2014-C17-A5 3.74% 08/15/2047 1,020,895
177,443 Series 2014-C18-A4 3.92% 10/15/2047 172,373
1,130,265 Series 2014-C19-A3 3.25% 12/15/2047 1,096,680

DoubleLine ETF Trust
Schedules of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
TPGI Trust ,
629,235 Series
2021-DGWD-A
(CME Term SOFR
1 Month + 0.81%,
0.70% Floor) 6.15%
(a)
06/15/2026 618,366
Wells Fargo Commercial Mortgage Trust ,
750,000 Series
2014-LC16-A5 3.82% 08/15/2050 733,704
1,000,000 Series 2015-C27-A5 3.45% 02/15/2048 954,665
600,000 Series
2015-LC20-A3 3.09% 04/15/2050 580,821
328,000 Series
2015-NXS3-AS 3.97%
(c)
09/15/2057 307,682
WFRBS Commercial Mortgage Trust ,
194,716 Series 2013-C14-AS 3.49% 06/15/2046 181,439
500,000 Series 2014-C22-A5 3.75% 09/15/2057 484,677
392,736 Series 2014-C23-A4 3.65% 10/15/2057 384,997
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $30,293,654) 30,296,579
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 1.9%
AREIT Trust ,
447,037 Series 2022-CRE6-A
(Secured
Overnight
Financing Rate
30 Day Average
+ 1.25%, 1.25%
Floor) 6.56%
(a)
01/20/2037 440,811
BXMT Ltd. ,
749,826 Series 2020-FL3-A
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 6.85%
(a)
11/15/2037 718,708
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $1,159,872) 1,159,519
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 18.0%
FHLMC ,
1,150,000 Pool WN2424 5.10% 06/01/2028 1,127,954
FHLMC Multifamily Structured Pass-Through Certificates ,
1,208,135 Series K083-A1 3.94% 07/25/2028 1,169,361
2,025,000 Series K736-A2 2.28% 07/25/2026 1,875,426
FNMA ,
1,100,000 Pool BL0240 3.54% 11/01/2025 1,055,676
690,000 Pool BL0245 3.43% 11/01/2025 660,683
1,100,000 Pool BS8040 5.14% 03/01/2028 1,086,135
FNMA ACES ,
4,329,140 Series 2022-M13-A1 2.68%
(c)
04/25/2032 3,923,966
Total US Government and Agency Mortgage
Backed Obligations
(Cost $11,046,265) 10,899,201
SHORT TERM INVESTMENTS 2.3%
689,099 JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.27%
(e)
689,099
689,099 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.27%
(e)
689,099
Total Short Term Investments
(Cost $1,378,198) 1,378,198
Total Investments 97.9%
(Cost $59,209,642) 59,186,038
Other Assets in Excess of Liabilities 2.1% 1,251,910
NET ASSETS 100.0% $60,437,948
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(c) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(d) Interest only security
(e) Seven-day yield as of period end
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate

Schedules of Investments DoubleLine Mortgage ETF
September 30, 2023
Annual Report
|
September 30, 2023

The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 0.9%
AMSR Trust ,
1,000,000 Series 2023-SFR1-A 4.00%
(a)
04/17/2040 921,942
Total Asset Backed Obligations
(Cost $953,077) 921,942
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 13.9%
CIM Trust ,
950,432 Series 2023-R4-A1 5.00%
(a)(b)
05/25/2062 920,850
CSMC Trust ,
996,624 Series 2018-RPL9-A 3.85%
(a)(b)
09/25/2057 921,187
1,090,630 Series
2021-RPL3-A1 2.00%
(a)(b)
01/25/2060 909,921
720,035 Series
2022-RPL4-A1 3.90%
(a)(b)
04/25/2062 662,224
Deephaven Residential Mortgage Trust ,
919,865 Series 2022-2-A1 4.30%
(a)(b)
03/25/2067 846,649
FHLMC STACR REMIC Trust ,
1,000,000 Series 2022-DNA3-
M1B (Secured
Overnight
Financing Rate
30 Day Average +
2.90%) 8.21%
(a)
04/25/2042 1,023,630
FHLMC Structured Agency Credit Risk Debt Notes ,
1,810,079 Series 2023-HQA2-
M1A (Secured
Overnight
Financing Rate
30 Day Average +
2.00%) 7.31%
(a)
06/25/2043 1,820,074
OBX Trust ,
943,530 Series
2023-NQM3-A1 5.95%
(a)(c)
02/25/2063 934,025
1,912,067 Series
2023-NQM5-A1A 6.57%
(a)(c)
06/25/2063 1,914,704
Towd Point Mortgage Trust ,
2,083,675 Series 2022-1-A1 3.75%
(a)(b)
07/25/2062 1,886,300
Verus Securitization Trust ,
1,906,614 Series 2023-5-A1 6.48%
(a)(c)
06/25/2068 1,896,883
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $13,883,007) 13,736,447
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 81.9%
FHLMC REMICS ,
2,246,182 Series 4631-
GF (Secured
Overnight
Financing Rate
30 Day Average
+ 0.61%, 0.50%
Floor, 6.50% Cap) 5.93% 11/15/2046 2,170,326
993,530 Series 4948-E 2.50% 10/25/2048 851,970
1,451,950 Series 5008-DI 3.00%
(d)
09/25/2050 200,460
FHLMC UMBS ,
4,381,872 Pool RB5166 3.00% 07/01/2042 3,708,965
2,575,486 Pool SD2912 5.00% 05/01/2053 2,439,172
2,176,173 Pool SD3139 3.50% 07/01/2052 1,874,741
6,686,052 Pool SD8199 2.00% 03/01/2052 5,097,994
3,106,045 Pool SD8288 5.00% 01/01/2053 2,934,472
FNMA REMICS ,
2,500,000 Series 2016-88-B 3.00% 12/25/2056 2,010,358
1,424,361 Series 2017-99-PY 4.00% 12/25/2047 1,268,709
2,302,478 Series 2021-10-CA 2.00% 03/25/2051 1,851,047
3,859,125 Series 2021-3-NI 2.50%
(d)
02/25/2051 523,021
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
2,271,570 Series 2021-88-LA 2.50% 03/25/2050 1,865,251
FNMA UMBS ,
5,722,951 Pool CA8256 2.50% 12/01/2050 4,560,598
5,061,574 Pool CB4794 4.50% 10/01/2052 4,653,551
6,602,138 Pool FS0984 3.00% 04/01/2052 5,523,999
4,168,903 Pool FS2040 2.00% 02/01/2052 3,175,953
5,229,023 Pool FS2141 3.50% 06/01/2052 4,505,327
5,872,032 Pool FS4764 2.50% 02/01/2052 4,719,212
2,956,354 Pool FS4828 5.00% 05/01/2053 2,791,565
2,976,501 Pool FS5704 2.00% 04/01/2052 2,276,656
4,030,697 Pool MA3357 4.00% 05/01/2048 3,658,193
4,963,874 Pool MA4492 2.00% 12/01/2051 3,789,236
1,474,237 Pool MA4512 2.50% 01/01/2052 1,172,412
3,974,178 Pool MA4733 4.50% 09/01/2052 3,652,937
487,885 Pool MA5038 5.00% 06/01/2053 460,702
GNMA ,
3,095,026 Pool 786540 3.50% 02/20/2050 2,763,738
3,191,781 Pool MA5076 3.00% 03/20/2048 2,739,398
1,058,658 Series 2016-116-DF
(CME Term SOFR
1 Month + 0.51%,
0.40% Floor,
6.50% Cap) 5.84% 09/20/2046 1,022,926
1,491,112 Series 2019-31-GF
(CME Term SOFR
1 Month + 0.56%,
0.45% Floor,
6.50% Cap) 5.89% 03/20/2049 1,447,177
3,733,553 Series 2020-153-CI 2.50%
(d)
10/20/2050 503,573
3,196,330 Series 2020-17-IG 3.00%
(d)
02/20/2050 497,354
Total US Government and Agency Mortgage
Backed Obligations
(Cost $85,195,050) 80,710,993
US GOVERNMENT AND AGENCY OBLIGATIONS 1.4%
1,500,000 U.S. Treasury
Bonds 4.13% 08/15/2053 1,361,953
Total US Government and Agency
Obligations
(Cost $1,439,467) 1,361,953
SHORT TERM INVESTMENTS 1.5%
740,685 JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.27%
(e)
740,685
740,685 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.27%
(e)
740,685
Total Short Term Investments
(Cost $1,481,370) 1,481,370
Total Investments 99.6%
(Cost $102,951,971) 98,212,705
Other Assets in Excess of Liabilities 0.4% 402,485
NET ASSETS 100.0% $98,615,190

DoubleLine ETF Trust
Schedules of Investments DoubleLine Mortgage ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d) Interest only security
(e) Seven-day yield as of period end
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury Ultra Bond Long 8 12/19/23 $ 949,500 $ (69,830)
U.S. Treasury 10 Year Ultra Bond Long 18 12/19/23 2,008,125 (56,148)
$(125,978)
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Annual Report
|
September 30, 2023

Statements of Assets and Liabilities
The accompanying notes are an integral part of these financial statements.
September 30, 2023
DoubleLine
Opportunistic Bond
ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
ASSETS
Investments in Unaffiliated Securities, at Value* $ 186,216,575 $ 282,602,371 $ 57,807,840 $ 96,731,335
Short Term Investments* 2,569,735 713,028 1,378,198 1,481,370
Interest and Dividends Receivable 1,305,264 287,235 212,106 336,907
Receivable for Investments Sold 244,471 — 976,828 —
Cash 41,236 — — —
Deposit at Broker for Futures Contracts — — — 98,400
Receivable for Variation Margin on Futures Contracts — — — 7,219
Receivable for Fund Shares Sold — — 1,008,152 —
Total Assets 190,377,281 283,602,634 61,383,124 98,655,231
LIABILITIES
Payable for Investments Purchased 2,219,358 — 926,719 —
Management Fees Payable 78,429 156,741 18,316 40,041
Interest Expense Payable 2,563 — 141 —
Total Liabilities 2,300,350 156,741 945,176 40,041
Net Assets $ 188,076,931 $ 283,445,893 $ 60,437,948 $ 98,615,190
NET ASSETS CONSISTS OF:
Paid-In Capital $ 199,741,575 $ 291,130,853 $ 60,234,025 $ 103,968,746
Total Distributable Earnings (Loss) (See Note 8) (11,664,644) (7,684,960) 203,923 (5,353,556)
Net Assets $ 188,076,931 $ 283,445,893 $ 60,437,948 $ 98,615,190
*Identified Cost:
Investments in Unaffiliated Securities $ 191,819,960 $ 287,950,941 $ 57,831,444 $ 101,470,601
Short Term Investments 2,569,735 713,028 1,378,198 1,481,370
Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited number of shares authorized $ 0.001 par value) 4,261,000 11,962,000 1,200,001 2,100,001
Net Asset Value Per Share $ 44.14 $ 23.70 $ 50.36 $ 46.96

Statements of Operations

DoubleLine ETF Trust
For the Period Ended September 30, 2023
The accompanying notes are an integral part of these financial statements.
DoubleLine
Opportunistic Bond
ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
DoubleLine
Commercial Real
Estate ETF
(a)
DoubleLine Mortgage
ETF
(a)
INVESTMENT INCOME
Income:
Interest $ 5,609,665 $ — $ 854,898 $ 1,557,990
Dividends from Unaffiliated Securities 218,845 4,125,433 66,149 246,303
Total Investment Income 5,828,510 4,125,433 921,047 1,804,293
Expenses:
Management Fees 575,012 1,547,526 62,121 186,288
Total Expenses 575,012 1,547,526 62,121 186,288
Net Investment Income (Loss) 5,253,498 2,577,907 858,926 1,618,005
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities (6,340,230) 9,398,493 (15,348) (680,866)
In-kind redemptions on investments in securities — 19,672,211 — —
Futures contracts — — — (189,582)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities (2,023,492) 4,647,012 (23,604) (4,739,266)
Futures contracts — — — (125,978)
Net Realized and Unrealized Gain (Loss) on Investments (8,363,722) 33,717,716 (38,952) (5,735,692)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ (3,110,224) $ 36,295,623 $ 819,974 $ (4,117,687)
(a)
Commenced operations on March 31, 2023 .

Annual Report
|

Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements.
DoubleLine Opportunistic Bond ETF DoubleLine Shiller CAPE® U.S. Equities ETF
Year Ended
September 30, 2023
Period Ended
September 30,
2022
(a)
Year Ended
September 30, 2023
Period Ended
September 30,
2022
(a)
OPERATIONS
Net Investment Income (Loss) $ 5,253,498 $ 757,988 $ 2,577,907 $ 384,875
Net Realized Gain (Loss) on Investments (6,340,230) (461,265) 29,070,704 (7,948,085)
Net Change in Unrealized Appreciation (Depreciation) on Investments (2,023,492) (3,579,893) 4,647,012 (9,995,582)
Net Increase (Decrease) in Net Assets Resulting from Operations (3,110,224) (3,283,170) 36,295,623 (17,558,792)
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income (4,639,748) (631,502) (2,058,365) (155,765)
Total Distributions to Shareholders (4,639,748) (631,502) (2,058,365) (155,765)
NET SHARE TRANSACTIONS
(b)
Proceeds from Shares Issued 149,255,268 50,486,307 278,448,790 193,674,921
Cost of  Shares Redeemed — — (158,139,423) (47,061,096)
Increase (Decrease) in Net Assets Resulting from Net Share
Transactions 149,255,268 50,486,307 120,309,367 146,613,825
Total Increase (Decrease) in Net Assets $ 141,505,296 $ 46,571,635 $ 154,546,625 $ 128,899,268
NET ASSETS
Beginning of Period $ 46,571,635 $ — $ 128,899,268 $ —
End of Period $ 188,076,931 $ 46,571,635 $ 283,445,893 $ 128,899,268
SHARE TRANSACTIONS
Beginning of  Period 1,021,000 — 6,442,000 —
Shares Issued 1,080,000 1,021,000 7,880,000 2,482,000
Shares Issued In-Kind 2,160,000 — 4,200,000 6,280,000
Shares Redeemed — — — (2,320,000)
Shares Redeemed In-Kind — — (6,560,000) —
Shares Outstanding, End of  Period 4,261,000 1,021,000 11,962,000 6,442,000
(a)
Commenced operations on March 31, 2022.
(b)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Statements of Changes in Net Assets
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine
Commercial Real
Estate ETF
DoubleLine Mortgage
ETF
Period Ended
September 30,
2023
(a)
Period Ended
September 30,
2023
(a)
OPERATIONS
Net Investment Income (Loss) $ 858,926 $ 1,618,005
Net Realized Gain (Loss) on Investments (15,348) (870,448)
Net Change in Unrealized Appreciation (Depreciation) on Investments (23,604) (4,865,244)
Net Increase (Decrease) in Net Assets Resulting from Operations 819,974 (4,117,687)
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income (616,051) (1,235,869)
Total Distributions to Shareholders (616,051) (1,235,869)
NET SHARE TRANSACTIONS
(b)
Proceeds from Shares Issued 60,234,025 103,968,746
Cost of  Shares Redeemed — —
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 60,234,025 103,968,746
Total Increase (Decrease) in Net Assets $ 60,437,948 $ 98,615,190
NET ASSETS
Beginning of Period $ — $ —
End of Period $ 60,437,948 $ 98,615,190
SHARE TRANSACTIONS
Beginning of  Period — —
Shares Issued 1,200,001 2,100,001
Shares Outstanding, End of  Period 1,200,001 2,100,001
(a)
Commenced operations on March 31, 2023.
(b)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Annual Report
|

Financial Highlights
The accompanying notes are an integral part of these financial statements.
DoubleLine Opportunistic Bond ETF
Year Ended
September 30, 2023
Period Ended
September 30,
2022
(a)
Net Asset Value, Beginning of Period $ 45.61 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
2.08 0.82
Net Gain (Loss) on Investments (Realized and Unrealized) (1.65) (4.59)
Total from Investment Operations 0.43 (3.77)
Less Distributions:
Distributions from Net Investment Income (1.90) (0.62)
Total Distributions (1.90) (0.62)
Net Asset Value, End of Period $ 44.14 $ 45.61
Total Return 0.84%
(c)
(7.60)%
(d)
Supplemental Data:
Net Assets, End of Period (000's) $ 188,077 $ 46,572
Ratios to Average Net Assets:
Expenses 0.50% 0.50%
(e)
Net Investment Income (Loss) 4.55% 3.38%
(e)
Portfolio Turnover Rate
(f)
169% 183%
(d)
(a)
Commencement of operations on March 31, 2022. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(d)
Not annualized for periods less than one year.
(e)
Annualized for periods less than one year.
(f)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Shiller CAPE® U.S. Equities ETF
Year Ended
September 30, 2023
Period Ended
September 30,
2022
(a)
Net Asset Value, Beginning of Period $ 20.01 $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.25 0.14
Net Gain (Loss) on Investments (Realized and Unrealized) 3.65 (5.07)
Total from Investment Operations 3.90 (4.93)
Less Distributions:
Distributions from Net Investment Income (0.21) (0.06)
Total Distributions (0.21) (0.06)
Net Asset Value, End of Period $ 23.70 $ 20.01
Total Return 19.54% (19.72)%
(c)
Supplemental Data:
Net Assets, End of Period (000's) $ 283,446 $ 128,899
Ratios to Average Net Assets:
Expenses 0.65% 0.65%
(d)
Net Investment Income (Loss) 1.08% 1.30%
(d)
Portfolio Turnover Rate
(e)
217% 175%
(c)
(a)
Commencement of operations on March 31, 2022. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)
Annual Report
|

The accompanying notes are an integral part of these financial statements.
DoubleLine
Commercial Real
Estate ETF
Period Ended
September 30,
2023
(a)
Net Asset Value, Beginning of Period $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
1.35
Net Gain (Loss) on Investments (Realized and Unrealized) (0.01)
Total from Investment Operations 1.34
Less Distributions:
Distributions from Net Investment Income (0.98)
Total Distributions (0.98)
Net Asset Value, End of Period $ 50.36
Total Return
(c)
2.69%
Supplemental Data:
Net Assets, End of Period (000's) $ 60,438
Ratios to Average Net Assets:
Expenses
(d)
0.39%
Net Investment Income (Loss)
(d)
5.33%
Portfolio Turnover Rate
(c)
36%
(a)
Commencement of operations on March 31, 2023. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Mortgage
ETF
Period Ended
September 30,
2023
(a)
Net Asset Value, Beginning of Period $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
1.04
Net Gain (Loss) on Investments (Realized and Unrealized) (3.35)
Total from Investment Operations (2.31)
Less Distributions:
Distributions from Net Investment Income (0.73)
Total Distributions (0.73)
Net Asset Value, End of Period $ 46.96
Total Return
(c),(d)
(4.67)%
Supplemental Data:
Net Assets, End of Period (000's) $ 98,615
Ratios to Average Net Assets:
Expenses
(e)
0.49%
Net Investment Income (Loss)
(e)
4.23%
Portfolio Turnover Rate
(c)
31%
(a)
Commencement of operations on March 31, 2023. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(e)
Annualized for periods less than one year.

Annual Report
|
September 30, 2023

Notes to Financial Statements
September 30, 2023
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of September 30, 2023, the Trust consists of four series, DoubleLine Opportunistic Bond ETF (the “Opportunistic Bond ETF”), DoubleLine Shiller CAPE
®
U.S. Equities ETF
(the “Equities ETF”), DoubleLine Commercial Real Estate ETF (the "Commercial Real Estate ETF"), and DoubleLine Mortgage ETF (the
"Mortgage ETF"),  (each a “Fund” and collectively the “Funds”). Each Fund is managed by DoubleLine ETF Adviser LP (the "Adviser"), which is registered as an investment adviser with the U.S. Securities and Exchange Commission. Each Fund offers one class of shares.
The Funds are classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Funds' investment objectives and date each Fund commenced operations are as follows:
The fiscal year end for the Funds is September 30, and the period covered by these Financial Statements is for the period ended September 30, 2023.
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, "Financial Services
-Investment Companies", by the Financial Accounting Standards Board ("FASB"). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP").
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Fund Name Investment Objective Commencement of Operations
DoubleLine Opportunistic Bond ETF Maximize current income and total return 3/31/2022
DoubleLine Shiller Cape U.S. Equities ETF Seek total return which exceeds the total return of the S&P 500 Index 3/31/2022
DoubleLine Commercial Real Estate ETF Seek current income and capital preservation 3/31/2023
DoubleLine Mortgage ETF Seek total return which exceeds the total return of its benchmark index 3/31/2023
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2023
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Funds' holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Funds may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the
NAV, market price and other aspects of an investment exceed certain significance thresholds.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of September 30,
2023:
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans Standard inputs
Category
DoubleLine Opportunistic
Bond ETF
DoubleLine Shiller CAPE®
U.S. Equities ETF
DoubleLine Commercial
Real Estate ETF DoubleLine Mortgage ETF
Investments in Securities
Level 1
Common Stocks $ — $ 282,602,371 $ — $ —
Money Market Funds 2,569,735 713,028 1,378,198 1,481,370
Total Level 1 2,569,735 283,315,399 1,378,198 1,481,370
Level 2
US Government and Agency Mortgage Backed
Obligations 25,908,703 — 3,930,448 66,498,822
Non-Agency Residential Collateralized Mortgage
Obligations 28,862,380 — 1,159,519 27,948,618
Non-Agency Commercial Mortgage Backed
Obligations 10,246,046 — 37,265,332 —
US Government and Agency Obligations 43,438,478 — — 1,361,953
US Corporate Bonds 30,753,383 — — —
Asset Backed Obligations 18,146,128 — 4,732,819 921,942
Collateralized Loan Obligations 8,380,834 — 10,719,722 —
Foreign Corporate Bonds 14,379,449 — — —
Bank Loans 5,946,290 — — —
Foreign Government Bonds, Foreign Agencies and
Foreign Government Sponsored Corporations 154,884 — — —
Total Level 2 186,216,575 — 57,807,840 96,731,335

Notes to Financial Statements
(Cont.)
September 30, 2023
Annual Report
|
September 30, 2023

B. Federal Income Taxes.   Each Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.
The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
Management has analyzed the Funds’ tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the year. The Funds identify their major tax jurisdictions as U.S. Federal, the State of Florida and the State of Delaware. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinated notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond's cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.
D. Dividends and Distributions to Shareholders. The Commercial Real Estate ETF, the Mortgage ETF and the Opportunistic Bond ETF
will distribute dividends of net investment income at least monthly and the Equities ETF will distribute dividends of net investment income at least quarterly. Each Fund will distribute net realized short-term capital gains and net realized long-term capital gains, if any, at least annually.  Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed
(accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
Distributions from investment companies will be classified as investment income or realized gains in the Statements of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.
E. Use of Estimates.  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
Category (continued)
DoubleLine Opportunistic
Bond ETF (continued)
DoubleLine Shiller
CAPE® U.S. Equities ETF
(continued)
DoubleLine Commercial
Real Estate ETF (continued)
DoubleLine Mortgage ETF
(continued)
Level 3 — — — —
Total $ 188,786,310 $ 283,315,399 $ 59,186,038 $ 98,212,705
Other Financial Instruments
Level 1
Futures $ — $ — $ — $ (125,978)
Total Level 1 $ — — — (125,978)
Level 2 — — — —
Level 3 — — — —
Total $ — — — (125,978)
See the Schedules of Investments for further disaggregation of investment categories.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2023
F. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The NAV is typically calculated on days when the New York Stock Exchange opens for regular trading.
G. Unfunded Loan Commitments.  The Funds may enter into certain credit agreements, of which all or a portion may be unfunded.
As of September 30, 2023, the Funds had no unfunded positions.
The Funds are obligated to fund these commitments at the borrower’s discretion. At the end of the period, the Funds maintained with their custodian liquid investments having an aggregate value at least equal to the par value of their respective unfunded loan commitments and bridge loans.
H. Guarantees and Indemnifications. Under the Trust's organizational documents, each Trustee and officer of the Funds is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.
3. Related Party Transactions
The Trust and the Adviser entered into an Investment Management Agreement, under the terms of which the Adviser manages the investment of the assets of the applicable Fund, places orders for the purchase and sale of its portfolio securities, and is responsible for providing resources to assist with the day-to-day management of the Trust's business affairs. As compensation for its services, the
Adviser is entitled to a monthly fee at the annual rates of the average daily net assets of the Funds in the following table.  The Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, dividends and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, acquired fund fees and expenses, accrued deferred tax liabilities, distribution fees or expenses, and any extraordinary expenses (such as litigation).
4. Distribution Fees
Foreside Fund Services, LLC serves as the Funds’ Distributor. The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), however the Plan has yet to be implemented or commence operations.
Under the Plan, each Fund would be authorized to pay distribution fees to the Distributor, who in turn would be permitted to pay other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider were to provide such services, the Funds would be permitted to pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to the terms of the Plan and Rule 12b-1 under the 1940 Act. Because the Plan has not been implemented or commenced operations, no distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event the
Plan is ever implemented and commences operations and Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.
5. Administrator, Transfer Agent, Custodian and Distributor
JPMorgan Chase Bank, N.A., provides fund accounting, fund administrative and transfer agency services to the Funds pursuant to a master services agreement between the Funds and Fund Services. JPMorgan Chase Bank, N.A., serves as the Funds’ Custodian pursuant to a Custody Agreement. Foreside Fund Services, LLC, serves as the Funds’ distributor pursuant to a Distribution Agreement.
Management Fee
DoubleLine Opportunistic Bond ETF 0.50%
DoubleLine Shiller CAPE® U.S. Equities ETF 0.65%
DoubleLine Commercial Real Estate ETF 0.39%
DoubleLine Mortgage ETF 0.49%

Notes to Financial Statements
(Cont.)
September 30, 2023
Annual Report
|
September 30, 2023

6. Issuance and Redemption of Fund Shares
The Funds are exchange-traded funds or “ETFs.” The Funds will only issue or redeem shares aggregated into blocks of 20,000 shares (in the case of the DoubleLine Opportunistic Bond ETF, the DoubleLine Commercial Real Estate ETF, and the DoubleLine
Mortgage ETF) and 40,000 shares (in the case of the DoubleLine Shiller CAPE
®
U.S. Equities ETF) or multiples thereof (“Creation
Units”) to Authorized Participants who have entered into agreements with Foreside Fund Services, LLC as the Funds’ distributor
(the “Distributor”). An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC), or (2) a participant of DTC, and, in each case, must have executed an agreement with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of securities and/or cash (including any portion of such securities for which cash may be substituted) that the Funds specify each day. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. In the case of the DoubleLine Shiller CAPE
®
U.S. Equities ETF, Authorized
Participants transact with the Fund through another broker-dealer, that acts as AP Representative and maintains the basket contents in confidence.
Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than
NAV (a premium) or less than NAV (a discount). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units. The Fund’s NAV per share is computed at the close of the New York Stock Exchange (“NYSE”). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Funds’ Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Funds’ custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the
Statements of Assets and Liabilities.
7. Purchases and Sales of Securities
Investment transactions (excluding short-term investments and in-kind transactions) for the period ended September 30, 2023 were as follows:
Investment transactions related to in-kind purchases and sales for the period ended September 30, 2023 were as follows:
All Other U.S. Government
1
Purchases at
Cost
Sales or
Maturity
Proceeds
Purchases at
Cost
Sales or
Maturity
Proceeds
DoubleLine Opportunistic Bond ETF $ 118,561,063 $ 16,980,260 $ 188,337,084 $ 170,752,491
DoubleLine Shiller CAPE® U.S. Equities ETF $ 702,926,019 $ 516,727,561 $ — $ —
DoubleLine Commercial Real Estate ETF $ 68,586,786 $ 10,828,576 $ — $ —
DoubleLine Mortgage ETF $ 118,138,624 $ 17,730,405 $ 5,400,450 $ 3,915,657
1
U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.
Purchases at
Cost
Sales or
Maturity
Proceeds
Net
Realized Gains (Losses)
DoubleLine Opportunistic Bond ETF $ 29,764,772 $ — $ —
DoubleLine Shiller CAPE® U.S. Equities ETF $ 91,845,961 $ 157,033,490 $ 19,672,211

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2023
8. Income Tax Information and Distributions to Shareholders
The tax character of distributions for the Funds were as follows:
The cost basis of investments for federal income tax purposes as of September 30, 2023 was as follows:
As of September 30, 2023 the components of accumulated earnings (losses) for income tax purposes were as follows:
For the tax period ended September 30, 2023, the following Funds had available capital loss carryforwards to offset future net capital gains to the extent provided by regulations and utilized capital loss carryforwards to offset net capital gains.
Additionally, US GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to paydown losses and market discount. For the period ended September 30, 2023, the following table shows the reclassifications made:
Period Ended
September 30,
2023
Period Ended
September 30,
2022
Ordinary Income Ordinary Income
DoubleLine Opportunistic Bond ETF $ 4,639,748 $ 631,502
DoubleLine Shiller CAPE® U.S. Equities ETF $ 2,058,365 $ 155,765
DoubleLine Commercial Real Estate ETF $ 616,051 $ –
DoubleLine Mortgage ETF $ 1,235,869 $ –
DoubleLine
Opportunistic Bond
ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine Mortgage
ETF
Tax Cost of Investments $ 194,396,267 $ 291,749,011 $ 59,209,642 $ 102,825,993
Gross Tax Unrealized Appreciation 340,066 6,768,070 218,695 53,952
Gross Tax Unrealized Depreciation (5,950,023) (15,201,682) (242,299) (4,793,218)
Net Tax Unrealized Appreciation (Depreciation) (5,609,957) (8,433,612) (23,604) (4,739,266)
DoubleLine
Opportunistic Bond
ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
Net Tax Unrealized Appreciation (Depreciation) $ (5,609,957) $ (8,433,612) $ (23,604) $ (4,739,266)
Undistributed Ordinary Income 820,947 748,652 242,875 382,225
Undistributed Long Term Capital Gains — — — —
Total Distributable Earnings 820,947 748,652 242,875 382,225
Other Accumulated Gains (Losses) (6,875,634) — (15,348) (996,515)
Total Accumulated Earnings (Losses) (11,664,644) (7,684,960) 203,923 (5,353,556)
Capital Loss
Carryforward
Utilized Capital
Loss
Carryforward Expires
DoubleLine Opportunistic Bond ETF $ (6,875,634) $ — Indefinite
DoubleLine Shiller CAPE® U.S. Equities ETF $ — $ 7,422,701
DoubleLine Commercial Real Estate ETF $ (15,348) $ — Indefinite
DoubleLine Mortgage ETF $ (996,515) $ — Indefinite

Notes to Financial Statements
(Cont.)
September 30, 2023
Annual Report
|
September 30, 2023

9. Additional Disclosures about Derivative Instruments
The following disclosures provide information on the Funds’ use of derivatives and certain related risks. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following tables.
The average volume of derivative activity for the period ended September 30, 2023 is as follows:
Futures Contracts. Futures contracts typically involve a contractual commitment to buy or sell a particular instrument or index unit at a specified price on a future date. Risks associated with the use of futures contracts include the potential for imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices determined by the relevant exchange.
Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash in accordance with the initial margin requirements of the broker or exchange. Such collateral is recorded in deposit at broker for futures in the Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payment reflecting the change in value
(“variation margin”) is made or received by or for the accounts of the Funds. The variation margin is recorded on the Statements of Assets and Liabilities. Gains or losses are recognized but not considered realized until the contracts expire or are closed and are recorded in net realized gain (loss) on futures on the Statements of Operations. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended September 30, 2023 was as follows:
The effect of derivative instruments on the Statements of Operations for the period ended September 30, 2023 was as follows:
Undistributed
(Accumulated) Net
Investment Income
(Loss)
Accumulated Net
Realized Gain (Loss)
Paid In
Capital
DoubleLine Opportunistic Bond ETF $ 37,986 $ (37,986) $ —
DoubleLine Shiller CAPE® U.S. Equities ETF $ — $ (24,207,661) $ 24,207,661
DoubleLine Commercial Real Estate ETF $ — $ — $ —
DoubleLine Mortgage ETF $ 89 $ (89) $ —
DoubleLine Mortgage
ETF
Average Market Value
Futures Contracts - Long $ 3,117,109
Derivatives not accounted for as hedging instruments
Statements of Assets and Liabilities Location
1
Commodity
Risk Credit Risk Equity Risk
Foreign
Exchange
Rate Risk
Interest Rate
Risk Total
Net Unrealized Appreciation (Depreciation) on: – – –
–
– –
Futures – – –
–
– –
DoubleLine Mortgage ETF $– $– $–
$–
$(125,978) $(125,978)
1
An exchange traded investment's value reflects the cumulative value. Only the current day's variation margin is reported on the Statements of Assets and
Liabilities.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2023
10. Bank Loans
The Funds may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Funds may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Funds may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Funds may invest include those that pay fixed rates of interest and those that pay floating
rates—i.e., rates that adjusted periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (LIBOR) or the Secured Overnight Financing Rate (SOFR) and secondarily, the prime rate offered by one or more major United States banks (the Prime Rate). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. The Funds may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.
Securities purchased on a delayed delivery basis are marked-to-market daily and no income accrues to the Funds prior to the date the Funds actually take delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.
11. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund's NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund's prospectus carefully for a description of the principal risks associated with investing in a particular Fund.
active management risk: the risk that the Fund will fail to meet its investment objective and that the Fund's investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/
or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund's portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
asset-backed securities investment risk:  For DBND Only: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-
payment of loans) will result in a reduction in the value of the security.
collateralized debt obligations risk:  For DBND and DCMB Only: the risks of an investment in a collateralized debt obligation (" CDO ") depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, collateralized bond obligations (" CBOs "), CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments;
(ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes of the issuer's securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
counterparty risk: For Bond ETFs Only: the risk that a Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments, such as repurchase and reverse repurchase agreements, entered
Derivatives not accounted for as hedging instruments
Statements of Operations Location
Commodity
Risk Credit Risk Equity Risk
Foreign
Exchange
Rate Risk
Interest Rate
Risk Total
Net Realized Gain (Loss) on: – – – – – –
Futures – – – – – –
DoubleLine Mortgage ETF $– $– $– $– $(189,582) $(189,582)
Net Change in Unrealized Appreciation (Depreciation) on: – – – – – –
Futures – – – – – –
DoubleLine Mortgage ETF $– $– $– $– $(125,978) $(125,978)

Notes to Financial Statements
(Cont.)
September 30, 2023
Annual Report
|
September 30, 2023

into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests; that the Fund's counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of the counterparty) becomes bankrupt, the
Fund may experience significant delays in obtaining any recovery under the derivative contract or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that a Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
debt securities risks: For Bond ETFs Only:
credit risk: the risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the
Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the
Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-
quality debt securities (commonly known as “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.
extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
interest rate risk:  the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase.
Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration.
The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates- may be particularly acute in the current market environment because the Federal Reserve Board recently raised rates and may continue to do so.
prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security's maturity. In times of declining interest rates, there is a greater likelihood that the Fund's higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a Fund.
LIBOR phase out/transition risk:  The London Interbank Offered Rate (“ LIBOR ”), has historically been the offered rate for wholesale, unsecured funding available to major international banks. The terms of many investments, financings or other transactions to which the Fund may be a party have been historically tied to LIBOR. LIBOR has also historically been a significant factor in relation to payment obligations under a derivative investment and may be used in other ways that affect the Fund’s investment performance. LIBOR ceased publication on June 30, 2023. The transition from LIBOR and the terms of any replacement rate(s), including, for example, a secured overnight financing rate (“SOFR”) or another rate based on SOFR, may adversely affect transactions that use LIBOR as a reference rate, financial institutions that engage in such transactions, and the financial markets generally. There are significant differences between LIBOR and SOFR, such as LIBOR being an unsecured lending rate while SOFR is a secured lending rate. As such, the transition away from LIBOR may adversely affect the Fund’s performance.
defaulted securities risk: For DBND Only:  the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2023
insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.
derivatives risk: For Bond ETFs Only: the risk that an investment in derivatives will not perform as anticipated by the
Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
equity issuer risk: For CAPE Only: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.
emerging market country risk:  For DBND Only: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.
ETF related risks:
ActiveShares non-transparent structure risk: For CAPE Only: the Fund is an ETF that is subject to the risks described below. Additionally, because the ETF utilizes the ActiveShares
®
non-transparent ETF structure, it is subject to
additional or enhanced ETF-related risks. Unlike most actively managed ETFs, the Fund does not provide daily disclosure of its portfolio holdings. Instead, the Fund provides a verified intraday indicative value (“ VIIV ”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors with an intraday highly-correlated per share value of the Fund that can be compared to the current market price. The VIIV is designed to provide sufficient information to allow for an effective arbitrage mechanism that will keep the market price of the Fund’s shares trading at or close to the underlying net asset value (“ NAV ”) per share of the Fund. Shares traded on an intraday basis on an exchange, however, will not have a fixed relationship to the previous day’s or the current day’s NAV. There is, however, a risk, which may increase during periods of market disruption or volatility, that market prices will vary significantly from the underlying NAV of the Fund. Similarly, because the Fund’s shares trade with reference to a published VIIV, they may trade at a wider bid/ask spread when compared to shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Although the Fund seeks to benefit from keeping its portfolio information secret, some market participants may attempt to use information, including the VIIV, to identify the Fund’s trading strategy and the securities held by the Fund, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. In the event of a system failure or other interruption, including disruptions involving Authorized Participants, unaffiliated broker-dealers with which such Authorized Participant has signed an agreement to establish a confidential account for the benefit of such
Authorized Participant (an “ AP Representative ”), or market makers, orders to create or redeem Creation Units either may not be executed according to an Authorized Participant’s instructions or may not be executed at all, or an
Authorized Participant may not be able to place or change orders. If such an event were to occur, the Fund’s shares may trade in the secondary market at a greater premium or discount to the Fund’s NAV, and investors may pay a greater bid/ask spread to purchase or sell the Fund’s shares. In addition to risks related to operation of ETFs, the use of this structure exposes the Fund and Fund shareholders to additional risks.
authorized participant concentration risk: For Bond ETFs Only : as an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a " Creation Unit ." Only a limited number of institutional investors (known as " Authorized Participants ") are authorized to purchase (or create) and redeem shares directly from the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Notes to Financial Statements
(Cont.)
September 30, 2023
Annual Report
|
September 30, 2023

authorized participant and AP Representative concentration risk: For CAPE Only: As an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a " Creation
Unit ." Only a limited number of institutional investors (known as " Authorized Participants ") are authorized to purchase (or create) and redeem shares directly from the Fund. Each of the Fund's Authorized Participants will engage in all creation and redemption activity through an AP Representative. The AP Representative will deliver or receive, on behalf of the Authorized Participant, all consideration to or from the Fund in a creation or redemption.
AP Representatives have knowledge of the composition of the Fund's portfolio holdings, and are restricted from disclosing such composition, including to the Authorized Participants. As a result of the Fund's use of the
ActiveShares
®
structure for non-transparent ETFs, there may be a more limited number of institutions that are willing to act as Authorized Participants or as AP Representatives.  During times of market stress, Authorized Participants may be more likely to step away from a non-transparent ETF than a traditional ETF. To the extent these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund, or are unavailable to purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other Authorized Participant or AP Representative agrees to create or redeem, or purchase or sell securities, as applicable, the arbitrage mechanism for keeping the market price of Fund shares trading at or close to the Fund’s per share NAV may be impaired, and Fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting. These risks may be more pronounced in volatile markets, particularly where there are significant redemptions in ETFs generally.
secondary market trading risk: as an ETF, shares of the Fund trade on an exchange, the NYSE Arca, Inc. (the
"Exchange"). The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV.
absence of active market: although the Fund's shares are currently listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund's shares may contribute to the
Fund's shares trading at a premium or discount to NAV.
early close/trading halt/delisting risk: For Bond ETFs Only: trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable.
Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. The Fund must satisfy various standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading. There can be no assurance that the requirements of the Exchange
necessary to maintain the listing of the Fund will continue to be met.   For CAPE Only: trading in Fund shares
may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If at any time securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Fund will request that the Exchange halt trading of the Fund’s shares. Further, if there is a discrepancy of sufficient magnitude between the value of the Fund’s portfolio securities as calculated by the Fund’s two calculation engines for VIIV purposes, the Exchange will have the ability to halt trading of the Fund’s shares. During such trading halts, although the primary VIIV would continue to be calculated and disseminated, investors in the
Fund’s shares will not be able to freely trade their shares. Additionally, the Fund must satisfy various other standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading.
There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met.
trading in fund shares is subject to expenses: most Fund investors will buy and sell Fund shares on the
Exchange or on another secondary market. When buying or selling shares of the Fund, investors typically will

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2023
pay brokerage commissions or other charges imposed by brokers as determined by that broker. In addition, secondary market investors will also incur the cost of the difference between the price that a buyer is willing to pay for shares (the "bid" price) and the price at which a seller is willing to sell shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread."
fund shares may be sold short: shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.
fund shares may trade at prices other than NAV : For Bond ETFs Only: shares of the Fund trade on the
Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours in response to relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or
NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions.
Any of these factors, among others, may lead to the fund's shares trading at a premium or discount to NAV.
Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling Fund shares. For CAPE Only: shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares will fluctuate, in some cases materially, throughout trading hours in response to changes in the Fund’s VIIV, the relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from
NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. Any of these factors, among others, may lead to the fund's shares trading at a premium or discount to NAV. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling Fund shares.
portfolio security trading risk: For CAPE Only : an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain portfolio securities or financial instruments. In such circumstances, the Fund may be unable to engage in Fund portfolio transactions to rebalance its portfolio, may be unable to have its investments accurately priced for purposes of determining its VIIV, and may have difficulty calculating its NAV.
These events may result in losses to shareholders. Any extended trading halt in a portfolio security may exacerbate discrepancies between the VIIV and the underlying NAV of the Fund. If a portfolio security does not have readily available market quotations, e.g., if subject to an extended trading halt, that fact, along with the identity and weighting of that security in the Fund’s VIIV calculation, will be publicly disclosed on the Fund’s website. Trading halts of portfolio securities may have a greater impact on the Fund, as compared with traditional ETFs, due to less frequent dissemination of the Fund’s portfolio holdings.
financial services risk: the risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: (i) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios;
(v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its

Notes to Financial Statements
(Cont.)
September 30, 2023
Annual Report
|
September 30, 2023

assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (viii) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.
foreign currency risk: For DBND only  the risk that fluctuations in exchange rates may adversely affect the value of a Fund’s investments denominated in foreign currencies.
foreign investing risk:  For DBND Only: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.
high yield risk:   For DBND Only:  the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as "junk bonds," have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.
inflation-indexed bond risk: For DBND Only : the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by a Fund's portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
index risk: For CAPE Only:  although the Adviser has licensed from the Index’s sponsor the right to use the Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Index to implement the Fund’s principal investment strategies indefinitely. If the sponsor of the Index ceases to maintain the Index, the Fund no longer has the ability to utilize the Index to implement its principal investment strategies, or other circumstances exist that the Adviser or the Fund’s
Board of Trustees concludes substantially limit the Fund’s ability to create cost-effective synthetic investment exposure to the Index, the Adviser or the Fund’s Board of Trustees may substitute the Index with another index that it chooses in its sole discretion. There can be no assurance that any substitute index so selected will be similar to the Index or will perform in a manner similar to the Index. Unavailability of the Index could affect adversely the ability of the Fund to achieve its investment objective.
investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any exchange-traded funds ("ETFs") or money market funds, in which a Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. A Fund must pay its pro rata portion of an investment company's fees and expenses. To the extent the Adviser determines to invest Fund assets in other investment companies, the Adviser will have an incentive to invest in other funds investment vehicles sponsored or advised by the Adviser or a related party of the Adviser over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations.
large shareholder risk: the risk that certain account holders, including the Adviser or funds or accounts over which the
Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund's shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the
Adviser), will adversely affect the Fund's performance if it is forced to sell portfolio securities or invest cash when the
Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2023
Fund's portfolio, increase the Fund's transaction costs, and accelerate the realization of taxable income and/or gains to shareholders. Shareholder redemptions can only be effected in creation units of the Fund.
leveraging risk: For Bond ETFs Only: the risk that certain investments by a Fund involving leverage may have the effect of increasing the volatility of the value of the Fund's portfolio, and the risk of loss in excess of invested capital.
limited operating history risk: the Fund is recently formed and has a limited operating history for investors to evaluate. The
Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.
liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. During periods of substantial market disruption, a large portion of the Fund’s assets could potentially experience significant levels of illiquidity. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.
loan risk: For Bond ETFs Only: the risk that (i) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund's rights to collateral may be limited by bankruptcy or insolvency laws;
(iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower's loans or adversely affect the Fund's rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark, may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans;
and (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. The
Fund may invest in loans directly or indirectly by investing in shares of another investment company and in either case will be subject to the risks described above.
market capitalization risk: For CAPE Only:  the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.
market risk: the risk that markets will perform poorly or that the returns from the securities in which a Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, which may only occur in creation units.  To satisfy such redemptions, the Fund may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such

Notes to Financial Statements
(Cont.)
September 30, 2023
Annual Report
|
September 30, 2023

periods. Market risk involves the risk that the value of the Fund's investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of a Fund's investments may become highly illiquid. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Please see “debt securities risks – interest rate risk” herein for more information.
mortgage-backed securities risk: For Bond ETFs Only:  the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. A Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer's securities.
non-diversification risk : the risk that, because a relatively higher percentage of the Fund's assets may be invested in a limited number of issuers, the Fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers. A decline in the market value of one of the Fund's investments may affect the Fund's value more than if the Fund were a diversified fund. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (a " RIC ") under Subchapter M of the Internal Revenue Code of 1986, as amended (the " Code ").
operational and information security risks:  an investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in investment losses to a Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.
portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.
real estate sector risk: For CAPE, DBND and DMBS only: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional and general market conditions.
real estate sector and commercial real estate markets risk: For DCMB Only:  the risk that commercial real estate-related investments may decline in value as a result of factors affecting the real estate sector (and, in particular, the commercial real estate markets), such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional, and general market conditions. Commercial real estate loans are secured by commercial property and are subject to the risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily on the successful operation of such property. If a borrower’s net operating income is reduced due to changing national, regional or local economic conditions, changes in business demand, social unrest and civil disturbances, political unrest, global health crises, or other reasons, then the borrower’s ability to repay the loan may be impaired.
Tenant mix, success of tenant businesses, property management decisions, property location and conditions, competition from comparable properties, changes in laws that increase operating expenses or limit rents that may be charged, the need to address environmental issues associated with a property, declines in real estate values, increases in interest rates or taxes, and increase in regulatory and compliance costs can all negatively affect returns on investments in commercial real estate.
restricted securities risk: For Bond ETFs Only: the risk that a Fund may be prevented or limited by law or the terms of an agreement from selling a security (a " restricted security "). To the extent that a Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time, and a Fund may be unable to dispose of the security promptly at reasonable prices or at all. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2023
difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.
securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.
structured products and structured notes risk:  For Bond ETFs Only: the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“ reference measure ”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the reference measure, are subject to counterparty risk and typically do not have direct rights against the reference measure. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws and may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity, reducing the Fund’s income and the value of the investment. At a particular point in time, the Fund may be unable to find qualified buyers for these securities. Investments in structured notes involve risks including interest rate risk, credit risk and market risk.
U.S. Government securities risk: For Bond ETFs Only: the risk that debt securities issued or guaranteed by certain U.S.
Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the
U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
valuation risk: the risk that a Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund's net asset value (" NAV "). The valuation of a Fund's investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund's portfolio holdings could result in the Fund's shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the
Fund's portfolio, resulting in the dilution of shareholder interests.
12. Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined there are no additional subsequent events that would need to be disclosed in the Funds' financial statements.

Annual Report
|
September 30, 2023

Report of Independent Registered Public Accounting Firm
September 30, 2023
The Board of Trustees and Shareholders of DoubleLine ETF Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of DoubleLine ETF Trust (the “Trust”) comprising the
DoubleLine Opportunistic Bond ETF, DoubleLine Shiller CAPE
®
U.S. Equities ETF, DoubleLine Commercial Real Estate ETF, and
DoubleLine Mortgage ETF (the “ETF’s”), including the schedules of investments, as of September 30, 2023; the related statements of operations, changes in net assets, and the financial highlights for the periods as indicated in the table below for DoubleLine
Opportunistic Bond ETF, DoubleLine Shiller CAPE
®
U.S. Equities ETF, DoubleLine Commercial Real Estate ETF, and DoubleLine
Mortgage ETF; and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting DoubleLine ETF Trust as of September 30, 2023, and the results of their operations for the year then ended
(or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the two years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
Individual Fund
Comprising the DoubleLine ETF Trust
Statement of
Operations
Statements of
Changes in Net
Assets
Financial Highlights
DoubleLine Opportunistic Bond ETF For the year ended September 30,
2023
For the year ended September
30, 2023 and for the period from
March 31, 2022 (commencement of
operations) through September 30,
2022.
For the year ended September
30, 2023, and for the period from
March 31, 2022 (commencement of
operations) through
September 30, 2022.
DoubleLine Shiller CAPE® U.S.
Equities ETF
For the year ended September 30,
2023
For the year ended September
30, 2023 and for the period from
March 31, 2022 (commencement of
operations) through September 30,
2022.
For the year ended September
30, 2023, and for the period from
March 31, 2022 (commencement of
operations) through
September 30, 2022.
DoubleLine Commercial Real Estate
ETF
For the period from March 31, 2023
(commencement of operations)
through September 30, 2023.
For the period from March 31, 2023
(commencement of operations)
through September 30, 2023.
For the period from March 31, 2023
(commencement of operations)
through September 30, 2023.
DoubleLine Mortgage ETF For the period from March 31, 2023
(commencement of operations)
through September 30, 2023.
For the period from March 31, 2023
(commencement of operations)
through September 30, 2023.
For the period from March 31, 2023
(commencement of operations)
through September 30, 2023.

Report of Independent Registered Public Accounting Firm
(Cont.)

DoubleLine ETF Trust
September 30, 2023
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial state-
ments and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the finan-
cial statements and financial highlights. Our procedures included confirmation of investments owned as of Sep-
tember 30, 2023, by correspondence with the custodian, agent banks, transfer agent, and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Costa Mesa, California
November 21, 2023
We have served as the auditor of one or more affiliated investment companies of DoubleLine Funds investment companies since
2013.

Annual Report
|
September 30, 2023

Shareholder Expenses
September 30, 2023
Example
As a shareholder of the Funds, you incur two basic types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses.
This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2022 through September 30, 2023. Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The actual dollar amounts shown as expenses paid during the period for the DoubleLine Commercial Real Estate ETF and DoubleLine Mortgage ETF Fund are multiplied by 183/365 which is based on the inception date of March 31, 2023.
Actual Expenses
The actual return columns in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition to the expenses shown below in the table, as a shareholder you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by JP
Morgan Chase Bank, N.A., the Fund’s transfer agent. Currently, if you request a redemption be made by wire, a $15.00 fee is charged by the Fund’s transfer agent. An Individual Retirement Account ("IRA") will be charged a $15.00 annual maintenance fee. The transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.
Hypothetical Example for Comparison Purposes
The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Actual
Hypothetical (5% return
before expenses)
Fund's
Annualized
Expense Ratio
Beginning
Account
Value
Ending
Account
Value at
9/30/23
Expenses
Paid During
Period
(a)
Ending
Account
Value at
9/30/23
Expenses
Paid During
Period
(a)
DoubleLine Opportunistic Bond ETF 0.50% $1,000 $966 $2.46 $1,023 $2.54
DoubleLine Shiller CAPE® U.S. Equities ETF 0.65% $1,000 $1,049 $3.34 $1,022 $3.29
DoubleLine Commercial Real Estate ETF 0.39% $1,000 $1,027 $1.98 $1,023 $1.98
DoubleLine Mortgage ETF 0.49% $1,000 $953 $2.40 $1,023 $2.48
(a)
Expenses Paid During Period are equal to the net annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The actual dollar amounts shown as expenses paid during the period for the DoubleLine Commercial Real Estate ETF and DoubleLine
Mortgage ETF are multiplied by 183/365 which is based on the inception date of March 31, 2023.

Evaluation of Advisory Agreement by the Board of Trustees

DoubleLine ETF Trust
(Unaudited)
September 30, 2023
DoubleLine Commercial Real Estate ETF
DoubleLine Mortgage ETF
At a meeting held on February 21, 2023 (the “February Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of
DoubleLine ETF Trust (the “Trust”) approved an investment advisory agreement (the “Advisory Agreement”) between DoubleLine
ETF Adviser LP (the “Adviser”) and the Trust, on behalf of two new series of the Trust, DoubleLine Commercial Real Estate ETF and
DoubleLine Mortgage ETF (the “Funds”), pursuant to which the Adviser will provide investment advisory services to the Funds. The vote included approval by the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Trustees”), voting separately.
The Trustees’ determination to approve the Advisory Agreement was made on the basis of each Trustee’s business judgment after an evaluation of all of the information provided to the Trustees, including information provided for their consideration at the February
Meeting, including portions held outside the presence of management, specifically to review and consider materials related to the proposed approval of the Advisory Agreement.
The Trustees also met with personnel from the Adviser’s various functional groups and reviewed detailed information, presented both orally and in writing, regarding the services proposed to be performed by the Adviser for the benefit of the Funds, the Adviser’s investment program for each Fund, the proposed fees and estimated expenses of each Fund, and the operations of each Fund. The
Trustees also considered the operational structure of the Adviser, noting that it sources personnel, services and resources from
DoubleLine Group LP ("DoubleLine”) pursuant to inter-company agreements.
This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the
Independent Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations, the Independent Trustees were advised by independent counsel.
Nature, Extent and Quality of Services to be Provided by the Adviser
The Trustees considered the nature, extent, and quality of the services expected to be provided by the Adviser to each Fund, including the terms of the proposed Advisory Agreement, the expertise and experience of investment personnel, the resources of the Adviser, and the broader compliance history and compliance program of the Adviser complex. In their evaluation of the services proposed to be provided by the Adviser, the Trustees considered that the Adviser will provide a full investment program for the
Funds, including a number of back-office services, valuation services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting services, and supervision and monitoring of the Funds’ other service providers. The Board also considered the performance record, experience and expertise of the firm’s portfolio management personnel, including, among others, those who would serve as portfolio managers for the Funds.
The Trustees also considered performance information for comparable sleeves of certain DoubleLine-managed open-end mutual funds. Additionally, the responses of the Adviser to a detailed series of questions, which included information about the investment advisory services to be provided by the Adviser to the Funds, were available to the Board, as were the most recent investment adviser registration form (“Form ADV”) for the Adviser, in the materials or through public disclosure. Based on the factors above and those discussed below, and in light of the Board’s satisfaction with the services provided by the Adviser to the other series of the Trust, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser would be satisfactory.
Costs of Advisory Services
In considering the management fees payable by the Funds to the Adviser, the Trustees reviewed a report prepared by Strategic
Insight (the “Strategic Insight Report”), that compared, among other information, each Fund’s proposed gross management fee rate and estimated net total expense ratio against the gross management fee rate and net total expense ratio of a group of peers selected by Strategic Insight. In reviewing the Strategic Insight Report, the Trustees also considered the Trust’s unitary fee structure, which includes operating expenses in addition to management fees, and noted that this structure was comparable to the structure employed by certain peers but different from the structure employed by peers that separated management fees from other operating expenses. The Trustees considered the services proposed to be provided in exchange for the unitary fee. The Board considered that the Adviser would pay all operating expenses of the Funds, except for: (i) management fees; (ii) interest expenses;
(iii) dividends and other expenses on securities sold short; (iv) taxes; (v) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (vi) acquired fund

Evaluation of Advisory Agreement by the Board of Trustees
(Cont.)
(Unaudited)
September 30, 2023
Annual Report
|
September 30, 2023

fees and expenses; (vi) accrued deferred tax liabilities; (vii) distribution fees or expenses; and (viii) any extraordinary expenses (such as litigation expenses).
The Trustees considered the Adviser’s pricing policy for its management fees and that the Adviser does not seek to be a lowest cost provider, nor does it have a policy to set its management fees below the median of a Fund’s peers, but rather seeks to set fees at a competitive level that reflects the Adviser’s demonstrated significant expertise and experience in the investment strategies proposed to be pursued by the Funds.
The Board concluded, within the context of its full deliberations, that the proposed management fees were reasonable in light of the nature, extent and quality of the services expected to be rendered by the Adviser.
Investment Performance, Profitability and Economies of Scale
Because the Funds were new and had not commenced operations, they did not yet have their own investment performance record, although the Board took into account the performance of comparable sleeves of certain open-end mutual funds managed by DoubleLine over various time periods. In particular, the Trustees considered the performance of those sleeves over the one-, three-, five- and ten-year periods ended December 31, 2022 and since the inception of each sleeve through December 31, 2022.
The Trustees noted that the investment strategies employed by the sleeves were substantially similar to the strategies proposed to be employed for the Funds, and determined, within the context of their full deliberations, that the performance of the sleeves was sufficient to support the approval of the Advisory Agreement.
Because the Funds were new, it was not possible to determine the profitability that the Adviser might achieve with respect to the
Funds or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. Nonetheless, the
Trustees considered an analysis prepared by the Adviser showing projected profitability with respect to each Fund over one-, two-
and three-year periods. The Trustees concluded that the projected profitability was reasonable.
In their evaluation of economies of scale, the Trustees considered management’s view that the proposed fees for the Funds are consistent with the Adviser’s pricing philosophy of proposing an initial fee structure that allows each ETF to be immediately competitive with its peers, and is designed to reflect and share with shareholders achievable economies of scale.
On the basis of these considerations as well as others and in the exercise of their business judgment, the Trustees, including all of the
Independent Trustees, concluded that it would be appropriate to approve the Advisory Agreement for each Fund for an initial two-
year period.

Statement Regarding the Funds’ Liquidity Risk Management Program

DoubleLine ETF Trust
(Unaudited)
September 30, 2023
The Funds have adopted a liquidity risk management program. The program’s principal objectives include mitigating the risk that a
Fund is unable to meet its redemption obligations timely and supporting each Fund’s compliance with its limits on investments in illiquid assets. For the fiscal year ended September 30, 2023, the program administrator determined that the program supported each Fund’s ability to honor redemption requests timely and the Adviser’s management of each Fund’s liquidity profile. The program includes a number of elements that support the assessment and management of liquidity risk, including the periodic classification and re-classification of a Fund’s investments into groupings based on the Adviser’s view of their liquidity. There can be no assurance that the program will achieve its objectives. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Annual Report
|
September 30, 2023

Federal Tax Information
(Unaudited)
September 30, 2023
For the year ended September 30, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% (20%
for taxpayers with taxable income greater than $459,750 for single individuals and $517,200 for married couples filing jointly), as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and The Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended September 30, 2023 was as follows:
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal
Revenue Section 871(k)(2)(c) for the year ended September 30, 2023 for each Fund was as follows:
The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue
Section 871(k)(1)(c) for the year ended  September 30, 2023 for each Fund was as follows:
Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds.
Qualified Dividend Income
DoubleLine Opportunistic Bond ETF 0.00%
DoubleLine Shiller CAPE® U.S. Equities ETF 100.00%
DoubleLine Commercial Real Estate ETF 0.00%
DoubleLine Mortgage ETF 0.00%
Dividends Received Deduction
DoubleLine Opportunistic Bond ETF 0.00%
DoubleLine Shiller CAPE® U.S. Equities ETF 100.00%
DoubleLine Commercial Real Estate ETF 0.00%
DoubleLine Mortgage ETF 0.00%
Qualified Short-Term Gains
DoubleLine Opportunistic Bond ETF 0.00%
DoubleLine Shiller CAPE® U.S. Equities ETF 0.00%
DoubleLine Commercial Real Estate ETF 0.00%
DoubleLine Mortgage ETF 0.00%
Qualified Interest Income
DoubleLine Opportunistic Bond ETF 97.20%
DoubleLine Shiller CAPE® U.S. Equities ETF 0.00%
DoubleLine Commercial Real Estate ETF 100.00%
DoubleLine Mortgage ETF 100.00%

Trustees and Officers

DoubleLine ETF Trust
(Unaudited)
September 30, 2023
(1)
The term “Fund Complex” as used herein includes the series of DoubleLine ETF Trust. Messrs. Woolson, Ciprari, and Salter serve as an Independent Trustee of the
DoubleLine Funds Trust, a separate Trust which offers series of open-end mutual funds.
Name and Year of
Birth
Position with
Trust
Term of Office and
Length of
Time Served
Principal Occupation(s) During Past
5 Years
Number of
Portfolios in
Fund Complex
Overseen by
Trustee
(1)
Other Directorships
Held by Trustee During
Past 5 Years
Independent Trustees
Yury Friedman
1956
Trustee Indefinite/Since
November 2021
Retired. Formerly, Managing
Director, Institutional Fixed Income,
Citibank.
4 None
William A.
Odell
1965
Trustee Indefinite/Since
November 2021
Retired. Formerly, Vice President
and Regional Sales Manager, Fidelity
Investments.
4 None
Raymond B. Woolson
1958
Trustee Indefinite/Since
November 2021
President, Apogee Group, Inc.,
a company providing financial
consulting services.
4 Independent Trustee,
DoubleLine Funds Trust;
DoubleLine Opportunistic
Credit Fund; DoubleLine
Income Solutions
Fund; DoubleLine Yield
Opportunities Fund;
Advisors Series Trust
Joseph J. Ciprari 1964 Trustee Indefinite/Since
September 2023
Executive Vice President, Pointivo,
Inc., a software development firm.
President, Remo Consultants, a real
estate financial consulting firm.
Formerly, Managing Director, UBS
AG. Formerly, Managing Director,
Ally Securities LLC
4 Independent Trustee,
DoubleLine Funds Trust;
DoubleLine Opportunistic
Credit Fund; DoubleLine
Income Solutions
Fund; DoubleLine Yield
Opportunities Fund.
John C. Salter 1957 Trustee Indefinite/Since
September 2023
American Veterans Group, an
investment bank and broker
dealer specializing in financial
services to American military
veteran communities. Formerly,
Partner, Stark Municipal Brokers.
Formerly, Managing Director,
Municipals, Tullet Prebon Financial
Services LLC (d/b/a Chapdelaine).
Formerly, Partner, Stark, Salter &
Smith, a securities brokerage firm
specializing in tax exempt bonds.
4 Independent Trustee,
DoubleLine Funds Trust;
DoubleLine Opportunistic
Credit Fund; DoubleLine
Income Solutions
Fund; DoubleLine Yield
Opportunities Fund.

Trustees and Officers
(Cont.)
(Unaudited)
September 30, 2023
Annual Report
|
September 30, 2023

Each of the following Trustees is an interested person of the Trust as defined in the 1940 Act because they are officers of affiliated entities or related parties of the Advisers and hold direct or indirect ownership interests in affiliated entities of the Advisers.
Additionally, Mr. Redell is an officer of the Trust.
(1)
The term “Fund Complex” as used herein includes the series of DoubleLine ETF Trust. Messrs. Gundlach and Redell serve as Interested Trustees of the DoubleLine
Funds Trust, a separate Trust which offers series of open-end mutual funds.
Name and Year of
Birth
Position with
Trust
Term of Office and
Length of
Time Served
Principal Occupation(s) During Past
5 Years
Number of
Portfolios in
Fund Complex
Overseen by
Trustee
(1)
Other Directorships
Held by Trustee During
Past 5 Years
Interested Trustees
Jeffrey E. Gundlach
1959
Trustee Indefinite/Since
November 2021
Chief Executive Officer and Chief
Investment Officer, DoubleLine
Capital LP (since December 2009).
4 Interested Trustee,
DoubleLine Funds Trust
Ronald R. Redell 1970 President
and Trustee
Indefinite/President
Since Inception
and Trustee Since
November 2021
Trustee, Chairman, President
and Chief Executive Officer of
DoubleLine Yield Opportunities
Fund (since November 2019);
Trustee, Chairman, President,
and Chief Executive Officer,
DoubleLine Income Solutions Fund
(since January 2013); President,
DoubleLine Group LP (since January
2019) and Executive (from January
2013 to January 2019); Trustee,
Chairman, President and Chief
Executive Officer, DoubleLine
Opportunistic Credit Fund (since
July 2011); Executive, DoubleLine
Capital (since July 2010); President
(since January 2010) and Interested
Trustee (from January 2010 to
September 2023).
4

Trustees and Officers
(Cont.)

DoubleLine ETF Trust
(Unaudited)
September 30, 2023
Officers
The Officers of the Trust who are not also Trustees of the Trust are:
Name and Year of Birth
Position(s) Held with
Trust
Term of Office and Length
of Time Served Principal Occupation(s) During Past 5 Years
Henry V. Chase
1949
Treasurer and Principal
Financial and Accounting
Officer
Indefinite/Since
November 2021
Treasurer and Principal Financial and Accounting Officer,
DoubleLine Funds Trust (since January 2020); Treasurer
and Financial and Accounting Officer, DoubleLine ETF
Trust (since November 2021); Treasurer and Principal
Financial and Accounting Officer, DoubleLine Yield
Opportunities Fund (since January 2020); Treasurer and
Principal Financial and Accounting Officer, DoubleLine
Income Solutions Fund (since January 2020); Treasurer
and Principal Financial and Accounting Officer, DoubleLine
Opportunistic Credit Fund (since January 2020); Chief
Financial Officer, DoubleLine Group LP (since January
2013); Vice President, DoubleLine Yield Opportunities
Fund (since November 2019); Vice President, DoubleLine
Income Solutions Fund (since May 2019); Vice President,
DoubleLine Funds Trust (since May 2019); Vice President,
DoubleLine Opportunistic Credit Fund (since May 2019).
Youse Guia
1972
Chief Compliance Officer Indefinite/Since
November 2021
Chief Compliance Officer, DoubleLine Yield Opportunities
Fund (since November 2019); Chief Compliance
Officer, DoubleLine Group LP (since March 2018); Chief
Compliance Officer, DoubleLine Funds Trust (since March
2018); Chief Compliance Officer, DoubleLine Opportunistic
Credit Fund (since March 2018); Chief Compliance Officer,
DoubleLine Income Solutions Fund (since March 2018);
Chief Compliance Officer, DoubleLine ETF Trust (since
November 2021). Formerly, Executive Vice President
and Deputy Chief Compliance Officer, Pacific Investment
Management Company LLC (“PIMCO”) (from April 2014 to
February 2018); Chief Compliance Officer, PIMCO Managed
Accounts Trust (from September 2014 to February 2018);
Chief Compliance Officer, PIMCO-sponsored closed-end
funds (from September 2014 to February 2018); Chief
Compliance Officer, PIMCO Flexible Credit Income Fund
(from February 2017 to February 2018). Formerly, Head
of Compliance, Allianz Global Investors U.S. Holdings LLC
(from October 2012 to March 2014); Chief Compliance
Officer, Allianz Funds, Allianz Multi-Strategy Trust, Allianz
Global Investors Sponsored Closed-End Funds, Premier
Multi-Series VIT and The Korea Fund, Inc. (from October
2004 to December 2013).
Lisa Chen
1979
Anti-Money Laundering
Compliance Officer
Indefinite/Since
September 2023
Anti-Money Laundering Compliance Officer, DoubleLine
Funds Trust (since September 2023); Anti-Money
Laundering Compliance Officer, DoubleLine ETF Trust
(since September 2023); Compliance Manager, DoubleLine
Group LP (since March 2022). Formerly, Vice President,
Senior Compliance Officer, PIMCO (from April 2016 –
February 2022).
Carolyn Liu-Hartman
1981
Secretary Indefinite/Since
November 2021
Legal/Compliance, DoubleLine Group LP (since June 2020).
Formerly, Senior Counsel, Invesco (from May 2019 to June
2020); Vice President and Associate General Counsel,
OppenheimerFunds (from February 2015 to May 2019).

Annual Report
|
September 30, 2023

Information About Proxy Voting
(Unaudited)
September 30, 2023
Information about how a Fund voted proxies relating to portfolio securities held during the most recent twelve month period will be available no later than the following August 31st without charge, upon request, by calling (855) 937-0772 and on the SEC’s website at
http://www.sec.gov.
Copies of the written Proxy Policy are available by calling (855) 937-0772.
Information About Portfolio Holdings
DoubleLine Bond ETFs
The DoubleLine Bond ETFs’ entire portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Funds’ in-
kind creation basket and the in-kind redemption basket is publicly disseminated daily prior to the opening of the Exchange via the
NSCC.
Greater than daily access to information concerning the Funds’ portfolio holdings is permitted (i) to certain personnel of service providers to the Funds involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, and (ii) to other personnel of the Funds’ service providers who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable law, agreements with the Funds, and the terms of the Trust’s current registration statement. From time to time, and in the ordinary course of business, such information may also be disclosed (i) to other entities that provide services to the Funds, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to the Funds and (ii) generally after it has been disseminated to the NSCC.
No person is authorized to disclose any of the Funds’ portfolio holdings or other investment positions (whether in writing, by fax, by
e-mail, orally, or by other means) except in accordance with the above. The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings. The Board reviews the implementation of this policy on a periodic basis.
DoubleLine Shiller CAPE
®
U.S. Equities ETF
The DoubleLine Shiller CAPE
®
U.S. Equities ETF does not make its full portfolio holdings publicly available on a daily basis. Information regarding the Fund’s portfolio holdings may be shared at any time with employees of the Adviser and other affiliated parties involved in the management, administration or operations of the Fund (referred to as fund-affiliated personnel). Any dissemination of non-public information that could be material must occur to all shareholders at the same time and in a forum typically used to disseminate information broadly.
Under its portfolio holdings disclosure policy, the Fund may release portfolio holdings information on a regular basis to its custodian or sub-custodians, its fund accounting agent, its proxy voting provider, an AP Representative, any clearing broker used by an AP Representative, the entity responsible for the calculation of the verified intraday indicative value (“VIIV”), rating agency or other vendor or service provider for a legitimate business purpose, where the party receiving the information is under a duty of confidentiality, including a duty to prohibit the sharing of non-public information with unauthorized sources and trading upon non-public information. The Fund may enter into other ongoing arrangements for the release of portfolio holdings information, but only if such arrangements serve a legitimate business purpose and are with a party who is subject to a confidentiality agreement and restrictions on trading upon non-public information. None of the Fund, the Adviser, or any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about the Fund’s portfolio securities are reviewed at least annually by the Board.
The Fund has authorized ongoing arrangements with its custodian, two AP Representatives and the party responsible for the calculation of the VIIV that include the release of portfolio holdings information in accordance with the policy. The approval of the
Fund’s Chief Compliance Officer, or his or her designee, must be obtained before entering into any new ongoing arrangement or modifying any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions from the policy.
Because the Fund does not publicly disclose its portfolio holdings daily, the selective disclosure of material nonpublic information, including information other than portfolio information, is more likely to provide an unfair advantage to the recipient than in other
ETFs. Accordingly, the Fund and each person acting on behalf of the Fund is required to comply with Regulation Fair Disclosure as if it applied to them (except that the exemptions provided in Rule 100(b)(2)(iii) therein shall not apply). In addition, the portfolio

Information About Portfolio Holdings
(Cont.)

DoubleLine ETF Trust
holdings are considered material, non-public information under the Code of Ethics of the Fund, the Adviser, and Distributor and the
agreements related to the Fund’s other service providers with, or any other party given, access to the portfolio holdings, including the custodian, administrator and fund accountant, include appropriate confidentiality provisions and be generally prohibited from using this information for any purpose other than providing services to the Fund, including trading based upon this information.
The Fund uses AP Representatives who establish and maintain a confidential account for the benefit of an AP, in order to engage in in-kind creation and redemption activity. Each business day, the Fund’s custodian transmits the composition of the Fund’s creation basket to each AP Representative.
Pursuant to a confidential account agreement, each AP Representative is restricted from disclosing the creation basket and undertakes an obligation not to use the identity or weighting of the securities in the creation basket for any purpose other than executing creations and redemptions for the Fund. The confidential account enables APs to transact in the underlying securities of the creation basket through their AP Representatives, enabling them to engage in in-kind creation or redemption activity.
Each Fund’s complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC as exhibits to Form N-PORT, and each Fund’s complete schedule of investments following the second and fourth fiscal quarters is available in Shareholder Reports filed with the SEC on Form N-CSR.
Complete schedules of investments filed with the SEC on Form N-CSR and as exhibits to Form N-PORT are not distributed to Fund shareholders but are available, free of charge, on the SEC’s website at www.sec.gov. Should a Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its complete schedule of investments is available without charge, upon request, by calling (855)-937-0772 or on the Funds’ website at www.doubleline.com.
Householding—Important Notice Regarding Delivery of Shareholder Documents
In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual
Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call (855) 937-0772 to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Annual Report
|
September 30, 2023

Privacy Policy
(Unaudited)
September 30, 2023
What Does DoubleLine Do With Your Personal Information?
This notice provides information about how DoubleLine (“we” and “our”) collects, shares, and protects your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.
Why We Need Your Personal Information
All financial companies need to disclose customers’ personal information to run their everyday businesses, to appropriately tailor the services offered (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’
non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies.
Information We May Collect
We may collect various types of personal data about you, including:
Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;
Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and
Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.
Where We Obtain Your Personal Information
Information we receive about you on applications or other forms;
Information you may give us orally;
Information about your transactions with us or others;
Information you submit to us in correspondence, including emails or other electronic communications; and
Information about any bank account you use for transfers between your bank account and any DoubleLine investment account, including information provided when effecting wire transfers.
Information Collected From Websites
Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help
DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as "cookies") allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Our websites may contain links are maintained or controlled by third parties, each of which has privacy policies which may differ, in some cases significantly, from the privacy policies described in this notice. Please read the privacy policies of such third parties and understand that accessing their websites is at your own risk. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.
We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate visitor’s use of the domain, compile statistical reports on domain activity, and provide other services related to our websites. For more information about Google Analytics, or to opt out of Google
Analytics, please go to https://tools.google.com/dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of
Adobe Analytics, please go to: http://www.adobe.com/privacy/opt-out.html.

Privacy Policy
(Cont.)

DoubleLine ETF Trust
(Unaudited)
September 30, 2023
How And Why We May Disclose Your Information
DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:
It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide to the Funds or you. For example, it might be necessary to do so in order to process transactions and maintain accounts.
DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request.
In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may disclose information to an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545. If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.
We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. We do not share your information to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.
Notice Related To The California Consumer Privacy Act (CCPA) And To “Natural Persons” Residing In The State Of California
DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“Personal Information”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).
However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information.
Please review the following applicable California privacy notice that is available at https://www.doubleline.com, or by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545.
CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives
CA Privacy Notice for Employees
Notice Related To “Natural Persons” Residing In The European Economic Area (the “EEA”)
If you reside in the EEA, we may transfer your personal information outside the EEA, and will ensure that it is protected and transferred in a manner consistent with legal requirements applicable to the information. This can be done in a number of different ways, for instance:
the country to which we send the personal information may have been assessed by the European Commission as providing an "adequate" level of protection for personal data;or
the recipient may have signed a contract based on standard contractual clauses approved by the European Commission.
In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law.
Notice to Investors In Cayman Islands Investment Funds
If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.
Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, 2017 of the
Cayman Islands.

Privacy Policy
(Cont.)
(Unaudited)
September 30, 2023
Annual Report
|
September 30, 2023

Privacy For Children
DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 18 years of age, and we do not knowingly collect any personal information from an individual under 18. If we learn that a child under the age of 13 (or such higher age as required by applicable law) has submitted personally identifiable information online without parental consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545. We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.
Retention Of Personal Information And Security
Your personal information will be retained for as long as required:
for the purposes for which the personal information was collected;
in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to,
U.S. laws and regulations applicable to our business.
We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.
Access To And Control Of Your Personal Information
Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information about you that we process:
the right to access and port personal information;
the right to rectify personal information;
the right to restrict the use of personal information;
the right to request that personal information is erased; and
the right to object to processing of personal information.
Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. In addition, if you invest in a DoubleLine fund through a financial intermediary,
DoubleLine may not have access to personal information about you.
If you wish to exercise any of the rights set out above, please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545.
Changes To DoubleLine’s Privacy Policy
DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.

Investment Adviser:
DoubleLine ETF Adviser LP
2002 North Tampa Street, Suite 200
Tampa, FL 33602
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator and Transfer Agent:
JP Morgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Custodian:
JP Morgan Chase Bank, N.A.
383 Madison Avenue
New York, NY 10017
Independent Registered Public Accounting Firm:
Deloitte & Touche LLP
695 Town Center Drive, Suite 100
Costa Mesa, CA 92626
Legal Counsel:
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Contact Information:
doubleline.com
(855) 937-0772
DL-ANNUAL-ETF
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

(b)           Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

As of the end of the period, September 30, 2023, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third-party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics.  During the period covered by this report, there have been no waivers granted under the Code of Ethics.

Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee.  Raymond B. Woolson is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.
Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for DoubleLine ETF Trust by
Deloitte & Touche LLP
(“Deloitte”) for the fiscal years ended September 30, 2022 and September 30, 2023 were:

	2022	2023
Audit Fees(a)	$39,250	$101,950
Audit Related Fees(b)	$3,000	0
Tax Fees(c)	$14,700	$42,000
All Other Fees(d)	0	0
Total:	$56,950	$143,950

(a)

Audit Fees: These fees relate to professional services rendered by Deloitte for the audit of the Registrant’s annual financial statement or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements.  These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)           Audit Related Fees: These fees relate to assurance and related services by Deloitte related to audit services in connection with the September 30, 2022 and September 30, 2023 annual financial statement.

(c)           Tax Fees: These fees relate to professional services rendered by Deloitte for tax compliance, tax advice and tax planning.

(d)           All Other Fees: These fees relate to products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)      Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)      100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees:

                Not Applicable.

(g)           Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended September 30, 2022 and September 30, 2023 were $14,700 and $42,000, respectively.

(h)           The Registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)            A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental 6 basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction.  The Registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j)            A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the Registrant;

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the Registrant is incorporated or otherwise organized;

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the Registrant;

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the Registrant or the operating entity with respect to the Registrant; and

(5) Whether the articles of incorporation of the Registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

                       Not Applicable.

Item 5. Audit Committee of Listed Registrants.
(a)           The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act.  All of the Board’s independent Trustees, Raymond B. Woolson, William A. Odell, Yury Friedman, Joseph A. Ciprari and John C. Salter, are members of the Audit Committee.
(b)           Not Applicable.

Item 6. Investments

(a)           Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable.  The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)
Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)           File the exhibits listed below as part of this Form.

(1) Code of Ethics – Filed herewith.

(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

(4) There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)
Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DoubleLine ETF Trust

By:         /s/ Ronald R. Redell
Ronald R. Redell
President
December 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Ronald R. Redell
Ronald R. Redell
President
December 1, 2023

By:
/s/ Henry V. Chase
Henry V. Chase
Treasurer and Principal Financial and Accounting Officer
December 1, 2023